UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2008

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 60.6%	Shares	Value

Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	20,200	$705,990
Spirit AeroSystems Holdings, Inc.*	800	17,744

		723,734

Air Freight & Logistics - 1.1%
FedEx Corp.	13,000	1,204,710
United Parcel Service, Inc., Class B	47,190	3,445,814

		4,650,524

Airlines - 0.1%
UAL Corp.	20,900	449,977

Auto Components - 0.1%
Aftermarket Technology Corp.*	19,300	375,192
Autoliv, Inc.	4,100	205,820

		581,012

Beverages - 1.0%
PepsiCo, Inc.	57,900	4,180,380

Biotechnology - 0.3%
Gilead Sciences, Inc.*	21,800	1,123,354

Capital Markets - 1.6%
Eaton Vance Corp.	49,300	1,504,143
Goldman Sachs Group, Inc.	27,600	4,564,764
Legg Mason, Inc.	9,600	537,408

		6,606,315

Chemicals - 0.7%
Ecolab, Inc.	13,500	586,305
Lubrizol Corp.	6,200	344,162
Praxair, Inc.	22,200	1,869,906

		2,800,373

Commercial Banks - 1.3%
US Bancorp	65,000	2,103,400
Wachovia Corp.	73,600	1,987,200
Wells Fargo & Co.	44,100	1,283,310

		5,373,910

EQUITY SECURITIES - 60.6%	Shares	Value

Commercial Services & Supplies - 0.1%
RR Donnelley & Sons Co.	12,200	$369,782

Communications Equipment - 1.7%
Cisco Systems, Inc.*	237,700	5,726,193
CommScope, Inc.*	27,300	950,859
Motorola, Inc.	3,600	33,480
QUALCOMM, Inc.	1,100	45,100

		6,755,632

Computers & Peripherals - 3.2%
Apple, Inc.*	10,100	1,449,350
Dell, Inc.*	48,631	968,730
Emulex Corp.*	10,100	164,024
Hewlett-Packard Co.	104,678	4,779,597
International Business Machines Corp.	50,120	5,770,817

		13,132,518

Construction & Engineering - 0.1%
Perini Corp.*	6,400	231,872

Consumer Finance - 0.4%
American Express Co.	37,600	1,643,872

Containers & Packaging - 0.3%
AptarGroup, Inc.	17,400	677,382
Bemis Co., Inc.	17,500	445,025
Sealed Air Corp.	400	10,100

		1,132,507

Diversified Financial Services - 3.7%
Bank of America Corp.	120,930	4,584,456
CME Group, Inc.	3,425	1,606,667
First Republic Preferred Capital Corp., Preferred (e)	500	541,000
JPMorgan Chase & Co.	98,020	4,209,959
MFH Financial Trust I, Preferred (e)	20,000	2,042,500
Roslyn Real Estate Asset Corp., Preferred	2	200,938
WoodBourne Pass-Through Trust, Preferred (b)(e)	20	1,994,375

		15,179,895

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	210,877	8,076,589
Deutsche Telekom AG (ADR)	28,975	480,405
Telefonica SA (ADR)	31,017	2,683,281

		11,240,275

Electric Utilities - 0.4%
Cleco Corp.	30,700	680,926
IDACORP, Inc.	25,000	802,750

		1,483,676

EQUITY SECURITIES - 60.6%	Shares	Value

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	37,700	$1,404,325
Avnet, Inc.*	50,900	1,665,957
AVX Corp.	80,100	1,026,081

		4,096,363

Energy Equipment & Services - 1.9%
Grant Prideco, Inc.*	45,500	2,239,510
Smith International, Inc.	47,400	3,044,502
Superior Energy Services, Inc.*	40,300	1,596,686
Tidewater, Inc.	14,400	793,584

		7,674,282

Food & Staples Retailing - 0.4%
CVS Caremark Corp.	3,866	156,612
Walgreen Co.	38,100	1,451,229

		1,607,841

Food Products - 1.0%
General Mills, Inc.	51,065	3,057,772
H.J. Heinz Co.	2,600	122,122
Kellogg Co.	16,700	877,752

		4,057,646

Gas Utilities - 1.1%
Oneok, Inc.	36,300	1,620,069
Questar Corp.	51,940	2,937,726

		4,557,795

Health Care Equipment & Supplies - 1.6%
Becton Dickinson & Co.	21,000	1,802,850
Hospira, Inc.*	47,800	2,044,406
Intuitive Surgical, Inc.*	1,600	518,960
Kinetic Concepts, Inc.*	13,400	619,482
Medtronic, Inc.	800	38,696
St. Jude Medical, Inc.*	35,400	1,528,926

		6,553,320

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	26,600	1,090,068
Cardinal Health, Inc.	49,681	2,608,749
Cigna Corp.	54,400	2,207,008
Express Scripts, Inc.*	69,400	4,463,808
Laboratory Corp. of America Holdings*	19,800	1,458,864
McKesson Corp.	49,700	2,602,789

		14,431,286

EQUITY SECURITIES - 60.6%	Shares	Value

Household Durables - 0.6%
American Greetings Corp.	44,500	$825,475
Matsushita Electric Industrial Co. Ltd. (ADR)	50,000	1,085,500
NVR, Inc.*	783	467,843
Tempur-Pedic International, Inc.	14,200	156,200

		2,535,018

Household Products - 2.2%
Colgate-Palmolive Co.	42,100	3,280,011
Kimberly-Clark Corp.	6,070	391,818
Procter & Gamble Co.	77,008	5,395,951

		9,067,780

Industrial Conglomerates - 1.3%
3M Co.	65,300	5,168,495

Insurance - 2.6%
ACE Ltd.	12,100	666,226
American International Group, Inc.	72,800	3,148,600
Chubb Corp.	28,900	1,429,972
Conseco, Inc.*	39,483	402,727
Hartford Financial Services Group, Inc.	10,800	818,316
Lincoln National Corp.	9,500	494,000
Prudential Financial, Inc.	800	62,600
Sun Life Financial, Inc.	9,200	428,720
Travelers Co.’s, Inc.	61,800	2,957,130

		10,408,291

Internet & Catalog Retail - 0.6%
Amazon.Com, Inc.*	14,600	1,040,980
Expedia, Inc.*	61,800	1,352,802
Gaiam, Inc.*	10,700	185,324

		2,579,106

Internet Software & Services - 0.4%
Google, Inc.*	3,900	1,717,833

IT Services - 1.2%
Acxiom Corp.	2,100	24,927
Automatic Data Processing, Inc.	37,800	1,602,342
Electronic Data Systems Corp.	53,500	890,775
MasterCard, Inc.	3,800	847,362
Western Union Co.	62,800	1,335,756

		4,701,162

Leisure Equipment & Products - 0.1%
Callaway Golf Co.	37,200	546,096

EQUITY SECURITIES - 60.6%	Shares	Value

Life Sciences — Tools & Services - 0.5%
Invitrogen Corp.*	500	$42,735
Thermo Fisher Scientific, Inc.*	33,100	1,881,404

		1,924,139

Machinery - 3.2%
Cascade Corp.	1,900	93,689
Cummins, Inc.	83,000	3,886,060
Danaher Corp.	21,300	1,619,439
Deere & Co.	35,200	2,831,488
Illinois Tool Works, Inc.	39,600	1,909,908
Parker Hannifin Corp.	37,589	2,603,790

		12,944,374

Media - 1.8%
Cox Radio, Inc.*	4,700	55,836
Liberty Global, Inc.*	100	3,408
McGraw-Hill Co.’s, Inc.	49,931	1,844,950
Omnicom Group, Inc.	39,300	1,736,274
Time Warner, Inc.	241,831	3,390,471
Virgin Media, Inc.	7,000	98,490
Warner Music Group Corp.	39,800	198,204
XM Satellite Radio Holdings, Inc.*	4,300	49,966

		7,377,599

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	48,024	2,874,717

Multiline Retail - 0.1%
Family Dollar Stores, Inc.	18,798	366,561
Saks, Inc.*	600	7,482
Target Corp.	3,500	177,380

		551,423

Multi-Utilities - 1.4%
Black Hills Corp.	36,600	1,309,548
Consolidated Edison, Inc.	3,300	131,010
MDU Resources Group, Inc.	85,250	2,092,887
NiSource, Inc.	112,500	1,939,500
OGE Energy Corp.	1,400	43,638

		5,516,583

Office Electronics - 0.3%
Xerox Corp.	90,100	1,348,797

Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy, Inc.*	12,500	247,500
Chesapeake Energy Corp.	66,778	3,081,805
Cimarex Energy Co.	6,657	364,404
EnCana Corp.	31,000	2,348,250

EQUITY SECURITIES - 60.6%	Shares	Value

EOG Resources, Inc.	49,879	$5,985,480
Spectra Energy Corp.	29,100	662,025
St. Mary Land & Exploration Co.	4,100	157,850
World Fuel Services Corp.	17,670	495,997
XTO Energy, Inc.	91,875	5,683,387

		19,026,698

Pharmaceuticals - 2.1%
Johnson & Johnson	59,400	3,853,278
Pfizer, Inc.	231,363	4,842,428

		8,695,706

Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	22,500	344,700
HRPT Properties Trust	13,200	88,836

		433,536

Road & Rail - 0.2%
Hertz Global Holdings, Inc.*	62,071	748,576

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	7,600	148,276
Intel Corp.	157,400	3,333,732
Lam Research Corp.*	19,000	726,180
Texas Instruments, Inc.	51,400	1,453,078
Zoran Corp.*	25,400	346,964

		6,008,230

Software - 2.5%
Adobe Systems, Inc.*	57,700	2,053,543
Autodesk, Inc.*	39,200	1,234,016
Macrovision Corp.*	27,300	368,550
Microsoft Corp.	197,804	5,613,678
Symantec Corp.*	54,000	897,480

		10,167,267

Specialty Retail - 2.2%
Best Buy Co., Inc.	42,882	1,777,888
Gap, Inc.	75,435	1,484,561
Home Depot, Inc.	107,700	3,012,369
Lowe’s Co.’s, Inc.	5,700	130,758
Staples, Inc.	53,950	1,192,834
TJX Co.’s, Inc.	36,400	1,203,748

		8,802,158

EQUITY SECURITIES - 60.6%	Shares	Value

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc., Class B	26,300	$1,788,400

Thrifts & Mortgage Finance - 0.2%
Fannie Mae, Series S Preferred	24,000	577,200
Freddie Mac, Series Z Preferred	16,000	390,400

		967,600

Total Equity Securities (Cost $242,654,030)		246,537,725

	Principal
Asset Backed Securities - 0.3%	Amount

ACLC Business Loan Receivables Trust, 3.468%, 10/15/21 (e)(r)	$179,467	175,657
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	1,000,000	1,037,817

Total Asset Backed Securities (Cost $1,168,556)		1,213,474

Collateralized Mortgage-Backed Obligations (privately originated) - 0.5%

Chase Funding Mortgage Loan, 4.045%, 5/25/33	993,602	994,268
Impac CMB Trust:
2.869%, 5/25/35 (b)(r)	1,115,060	887,856
2.919%, 8/25/35 (b)(r)	356,204	266,351

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $2,464,847)		2,148,475

Commercial Mortgage-Backed Securities - 2.3%

Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,882,656
Cobalt CMBS Commercial Mortgage Trust, 5.94%, 5/15/46 (r)	2,500,000	2,459,375
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,635,424
Enterprise Mortgage Acceptance Co. LLC, .832%, 1/15/25 (e)(r)	16,403,442	328,069
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	975,160

Total Commercial Mortgage-Backed Securities (Cost $9,294,995)		9,280,684

Corporate Bonds - 18.1%

AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	1,000,000	701,445
7.30%, 10/14/49 (e)	1,750,000	1,642,113
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)	385,345	—
American National Red Cross, 5.567%, 11/15/17	2,000,000	2,152,660
APL Ltd., 8.00%, 1/15/24	440,000	415,800
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	750,000	697,725
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	2,500,000	500,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,885,000	1,790,166

	Principal
	Amount

Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	$1,050,000	1,268,908
BAC Capital Trust XV, 3.876%, 6/1/56 (r)	1,700,000	1,253,318
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	400,000	400,480
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	750,000	780,000
BF Saul, 7.50%, 3/1/14	500,000	445,000
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	290,000	273,325
CAM US Finance SA Sociedad Unipersonal, 5.061%, 2/1/10 (e)(r)	500,000	481,641
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	400,000	372,920
Cardinal Health, Inc., 4.999%, 10/2/09 (r)	750,000	735,939
Chesapeake Energy Corp., 6.50%, 8/15/17	700,000	673,750
Chevy Chase Bank FSB, 6.875%, 12/1/13	225,000	211,798
CIT Group, Inc.:
3.025%, 5/23/08 (r)	500,000	488,750
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	725,000	337,125
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	500,000	497,172
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	3,430,000	2,657,012
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	443,871
Discover Financial Services, 3.431%, 6/11/10 (e)(r)	2,000,000	1,802,762
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,560,000	2,102,374
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,013,179
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,500,000	1,376,310
Giants Stadium LLC, 13.50%, 4/1/29 (e)(r)	500,000	500,000
Glitnir Banki HF:
5.403%, 10/15/08 (e)(r)	1,000,000	964,799
4.334%, 1/21/11 (e)(r)	1,000,000	839,295
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,250,000	955,051
6.375%, 9/25/12 (e)	625,000	532,387
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,506,945
Great River Energy:
5.829%, 7/1/17 (e)	500,000	519,695
6.254%, 7/1/38 (e)	1,750,000	1,796,970
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	150,000	107,168
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	400,000	286,478
Hewlett-Packard Co., 3.476%, 9/3/09 (r)	710,000	710,453
HRPT Properties Trust, 5.591%, 3/16/11 (r)	750,000	707,307
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,476,328
John Deere Capital Corp., 4.698%, 1/18/11 (r)	1,000,000	997,844
JPMorgan Chase & Co., 1.91%, 10/28/08 (r)	2,000,000	1,999,715
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	1,750,000	1,396,915
Leucadia National Corp.:
7.00%, 8/15/13	1,000,000	987,500
8.125%, 9/15/15	950,000	957,649
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	1,500,000	1,541,595
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	10,770
8.30%, 12/1/37 (e)(m)*	3,200,000	16,000

	Principal
	Amount

M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	$500,000	466,833
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	666,660
Meridian Funding Co. LLC, 5.378%, 6/9/08 (r)	166,667	165,362
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	600,000	555,942
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,114,754
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	1,500,000	1,442,025
6.00%, 10/1/51 (e)	750,000	747,465
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,000,000	750,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	841,114
Pacific Pilot Funding Ltd., 4.644%, 10/20/16 (e)(r)	971,387	972,425
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	531,197
Pioneer Natural Resources Co., 6.65%, 3/15/17	2,750,000	2,592,907
Preferred Term Securities IX Ltd., 5.608%, 4/3/33 (e)(r)	959,500	921,120
Prudential Financial, Inc., 3.018%, 6/13/08 (r)	1,500,000	1,499,335
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	1,004,958
Reed Elsevier Capital, Inc., 3.13%, 6/15/10 (r)	1,500,000	1,460,629
Residential Capital LLC, 3.49%, 6/9/08 (r)	1,600,000	1,264,000
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	1,500,000	1,505,625
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (b)(r)	1,600,000	1,377,904
Salvation Army, 5.46%, 9/1/16	140,000	147,743
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	273,350
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	24,503,835	3,587,589
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	1,550,000	1,110,187
Wachovia Corp., 7.98% to 3/15/18, floating rate thereafter to 2/28/49 (r)	250,000	243,437
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,000,000	1,047,750
Weyerhaeuser Co., 3.599%, 9/24/09 (r)	1,500,000	1,482,185
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	500,000	582,260

Total Corporate Bonds (Cost $83,317,613)		73,681,163

Municipal Obligations - 0.1%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	750,000	200,809

Total Municipal Obligations (Cost $750,000)		200,809

Taxable Municipal Obligations - 14.0%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	197,249
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	5,000,000	4,454,200
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	500,000	524,010

	Principal
	Amount

Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	$1,050,000	1,066,863
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	509,835
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	191,778
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	503,310
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,329,659
5.48%, 8/1/11	660,000	696,571
5.01%, 8/1/15	1,000,000	980,180
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	287,567
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	1,030,870
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,455,000	1,593,007
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,220,736
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	891,590
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	530,250
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	516,635
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	323,062

Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,497,139
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,205,000	1,284,494
6.537%, 1/1/33	600,000	588,180
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	2,000,000	2,142,540
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,105,000	1,132,691
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	400,000	413,808
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	610,000	633,259
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	1,500,000	1,553,850
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	786,879
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	481,140
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,521,420
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,760,000	1,844,269
5.263%, 9/1/16	890,000	934,215
5.383%, 9/1/16	2,000,000	2,067,700
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	723,459
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	3,400,000	2,922,334
6/30/14	1,100,000	853,083
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	755,265
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	1,000,000	1,030,500
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	525,570
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	257,153

	Principal
	Amount

Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	$1,000,000	1,008,590
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,381,301
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	669,888
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	470,000	491,869
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	919,076
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,450,000	1,546,947
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	924,020
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,773,031
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.18%, 8/1/11	145,000	153,316
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	975,524
St Paul Minnesota Sales Tax Revenue Bonds:
5.65%, 11/1/17	1,000,000	1,033,420
6.125%, 11/10/25	300,000	304,212
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,375,800
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	699,061
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	500,000	524,755
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	540,236
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	1,006,180

Total Taxable Municipal Obligations (Cost $55,262,313)		57,123,546

U.S. Government Agencies and Instrumentalities - 3.4%

Fannie Mae, 5.50%, 12/25/16	838,427	854,762
Federal Home Loan Bank Discount Notes, 4/1/08	4,000,000	4,000,000
Freddie Mac:
5.125%, 12/15/13	6,251,670	6,340,767
6.00%, 12/15/32	2,262,597	458,557
Government National Mortgage Association, 5.50%, 1/16/32	1,686,692	236,252
Small Business Administration:
5.038%, 3/10/15	921,875	923,410
4.94%, 8/10/15	1,173,425	1,173,955

Total U.S. Government Agencies and Instrumentalities (Cost $13,827,517)		13,987,703

	Principal
	Amount

U.S. Treasury - 0.1%

United States Treasury Notes, 5.125%, 5/15/16	$300,000	341,672

Total U.S. Treasury (Cost $344,018)		341,672

TOTAL INVESTMENTS (Cost $409,083,889) - 99.4%		404,515,251
Other assets and liabilities, net - 0.6%		2,572,867

NET ASSETS - 100%		$407,088,118

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:
2 Year U.S. Treasury Notes	100	6/08	$21,465,625	$96,585
5 Year U.S. Treasury Notes	275	6/08	31,414,453	315,202
10 Year U.S. Treasury Notes	44	6/08	5,233,938	(9,856)
U.S. Treasury Bonds	50	6/08	5,939,844	46,801

Total Sold				$448,732

(b)	This security was valued by the Board of Directors. See Note A.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per conditions of the Supplemental Indenture. At March 31, 2008 accumulated deferred interest totaled $242,526 and includes interest accrued since and due on October 1, 2003. This security is no longer accruing interest.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankuptcy on July 13, 2007. This security is no longer accruing interest.

(z)	Subsequent to period end, this security is no longer accruing interest.

*	Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 96.7%	Shares	Value

Beverages - 2.2%
Hansen Natural Corp.*	30,500	$1,076,650

Capital Markets - 4.6%
Affiliated Managers Group, Inc.*	14,000	1,270,360
Federated Investors, Inc., Class B	24,600	963,336

		2,233,696

Chemicals - 3.6%
Praxair, Inc.	20,500	1,726,715

Commercial Services & Supplies - 2.6%
Watson Wyatt Worldwide, Inc.	22,000	1,248,500

Diversified Consumer Services - 3.0%
Strayer Education, Inc.	9,700	1,479,250

Electronic Equipment & Instruments - 15.9%
Amphenol Corp.	41,900	1,560,775
Dolby Laboratories, Inc.*	16,200	587,412
FLIR Systems, Inc.*	40,000	1,203,600
Itron, Inc.*	17,385	1,568,649
Mettler-Toledo International, Inc.*	7,300	708,976
Rofin-Sinar Technologies, Inc.*	46,600	2,092,340

		7,721,752

EQUITY SECURITIES - 96.7%	Shares	Value

Energy Equipment & Services - 7.9%
FMC Technologies, Inc.*	28,200	$1,604,298
Superior Energy Services, Inc.*	56,100	2,222,682

		3,826,980

Gas Utilities - 5.2%
Energen Corp.	20,800	1,295,840
Oneok, Inc.	27,800	1,240,714

		2,536,554

Health Care Equipment & Supplies - 3.2%
Hospira, Inc.*	36,700	1,569,659

Health Care Providers & Services - 5.6%
DaVita, Inc.*	27,400	1,308,624
Laboratory Corp. of America Holdings*	19,500	1,436,760

		2,745,384

Household Durables - 1.8%
Tupperware Brands Corp.	23,000	889,640

Household Products - 2.5%
Church & Dwight Co., Inc.	22,400	1,214,976

IT Services - 2.3%
Global Payments, Inc.	26,600	1,100,176

Life Sciences — Tools & Services - 6.6%
Dionex Corp.*	25,500	1,963,245
Millipore Corp.*	18,900	1,274,049

		3,237,294

Machinery - 6.1%
Donaldson Co., Inc.	38,500	1,550,780
Middleby Corp.*	22,580	1,408,766

		2,959,546

Media - 2.0%
Meredith Corp.	26,000	994,500

Metals & Mining - 3.2%
Reliance Steel & Aluminum Co.	26,000	1,556,360

Office Electronics - 2.0%
Xerox Corp.	63,700	953,589

Oil, Gas & Consumable Fuels - 3.6%
St. Mary Land & Exploration Co.	45,400	1,747,900

EQUITY SECURITIES - 96.7%	Shares	Value

Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc.*	45,600	$1,091,664

Software - 5.2%
ANSYS, Inc.*	33,520	1,157,110
Sybase, Inc.*	53,100	1,396,530

		2,553,640

Specialty Retail - 3.5%
Ross Stores, Inc.	56,300	1,686,748

Trading Companies & Distributors - 1.9%
WESCO International, Inc.*	25,210	919,913

Total Equity Securities (Cost $41,250,517)		47,071,086

	Principal
U.S. Government Agencies and Instrumentalities - 3.3%	Amount

Federal Home Loan Bank Discount Notes, 4/1/08	$1,600,000	1,600,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,600,000)		1,600,000

TOTAL INVESTMENTS (Cost $42,850,517) - 100.0%		48,671,086
Other assets and liabilities, net - 0.0%		17,383

NET ASSETS - 100%		$48,688,469

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

Equity Securities - 99.0%	Shares	Value

Australia - 4.9%
ASX Ltd.	4,543	$155,152
BlueScope Steel Ltd.	19,926	179,589
CSL Ltd.	297	10,010
Origin Energy Ltd.	14,810	123,877
Santos Ltd.	41,565	550,349
Sims Group Ltd.	1,774	48,112

		1,067,089

Equity Securities - 99.0%	Shares	Value

Austria - 3.3%
Voestalpine AG	10,413	$724,095

Belgium - 4.5%
Delhaize Group	3,525	277,654
Dexia SA	24,768	706,538

		984,192

Canada - 3.5%
EnCana Corp.	5,500	418,487
Magna International, Inc.	300	21,787
Research In Motion Ltd.*	2,900	325,467

		765,741

Denmark - 0.9%
Vestas Wind Systems A/S*	1,800	196,844

Finland - 0.8%
Kesko Oyj, Series B	1,500	77,637
Metso Oyj	61	3,297
Nokia Oyj	150	4,751
Outotec Oyj	1,444	76,907

		162,592

France - 8.8%
Air France-KLM	3,118	87,910
Cap Gemini SA	1,754	99,987
Casino Guichard-Perrachon SA	346	41,525
CNP Assurances SA	255	31,466
France Telecom SA	22,602	760,841
PSA Peugeot Citroen SA	6,872	533,360
Sanofi-Aventis SA	916	68,792
Societe Generale Groupe	2,501	245,139
Thomson SA	6,276	43,642

		1,912,662

Germany - 7.6%
Beiersdorf AG	1,302	109,654
Commerzbank AG	611	19,119
Epcos AG	258	3,910
Metro AG	272	22,001
Muenchener Rueckversicherungs AG	4,867	952,861
Suedzucker AG	579	12,857
Volkswagen AG:
Non-Voting Preferred	149	24,784
Ordinary	1,756	509,635

		1,654,821

Equity Securities - 92.8%	Shares	Value

Greece - 0.4%
National Bank of Greece SA	1,430	$75,528

Hong Kong - 0.5%
Esprit Holdings Ltd.	9,400	112,875

Italy - 0.2%
Indesit Co. SpA	3,069	40,063
Unipol Gruppo Finanziario SpA	328	1,020

		41,083

Japan - 20.5%
Aisin Seiki Co. Ltd.	10,500	391,148
Astellas Pharma, Inc.	2,100	81,174
Brother Industries Ltd.	943	9,679
Central Japan Railway Co.	3	30,943
Daihatsu Motor Co. Ltd.	12,000	143,841
DeNA Co. Ltd.	1	6,289
FamilyMart Co. Ltd.	1,100	39,325
FUJIFILM Holdings Corp.	2,300	81,304
Fujitsu Ltd.	9,000	58,762
Hino Motors Ltd.	17,000	112,017
Kawasaki Kisen Kaisha Ltd.	19,000	184,368
Kobe Steel Ltd.	26,000	73,943
Konica Minolta Holdings, Inc.	13,500	183,046
Matsushita Electric Industrial Co. Ltd.	8,000	173,042
Mitsui OSK Lines Ltd.	47,000	567,144
Mitsumi Electric Co. Ltd.	1,500	47,316
Nichirei Corp.	3,000	14,390
NIFTY Corp.	17	8,682
Nintendo Co. Ltd.	1,700	875,025
Nippon Telegraph & Telephone Corp.	63	271,280
Nippon Yusen Kabushiki Kaisha	29,000	271,821
Nisshin Steel Co. Ltd.	105,000	362,758
NTT Data Corp.	2	8,732
Pioneer Corp.	4,800	47,587
Saizeriya Co. Ltd.	900	8,634
Santen Pharmaceutical Co. Ltd.	200	4,657
Sanyo Electric Co. Ltd.*	46,000	96,735
Shizuoka Gas Co. Ltd.	3,000	18,957
Sumitomo Electric Industries Ltd.	10,600	133,960
Sumitomo Pipe & Tube Co. Ltd.	1,900	14,746
Takefuji Corp.	420	8,874
Tokai Rika Co. Ltd.	1,000	26,087
Tokyo Electron Ltd.	64	3,884
Toyo Seikan Kaisha Ltd.	2,100	39,809

Toyoda Gosei Co. Ltd.	1,300	48,818

		4,448,777

Equity Securities - 99.0%	Shares	Value

Mexico - 0.3%
Grupo Financiero Banorte SAB de CV	9,830	$42,628
Telefonos de Mexico SAB de CV	16,000	30,253

		72,881

Netherlands - 5.5%
ASML Holding NV	75	1,847
Hunter Douglas NV	1,101	74,560
ING Groep NV (CVA)	23,709	888,782
Koninklijke Philips Electronics NV	5,188	198,664
Oce NV	2,219	37,804

		1,201,657

Norway - 1.7%
Orkla ASA	4,650	58,974
Petroleum Geo-Services ASA	12,300	304,734

		363,708

Portugal - 0.0%
Portugal Telecom SGPS SA	263	3,059

Singapore - 0.4%
Neptune Orient Lines Ltd.	33,000	77,771

South Africa - 1.2%
ABSA Group Ltd.	1,453	18,114
BIDVest Group Ltd.	1,699	23,370
Discovery Holdings Ltd.	1,029	3,071
FirstRand Ltd.	11,192	21,992
Investec Ltd.	364	2,567
Liberty Group Ltd.*	1,421	12,811
MTN Group Ltd.	2,058	31,088
New Clicks Holdings Ltd.	10,086	17,515
Palabora Mining Co. Ltd.	2,002	28,644
Telkom South Africa Ltd.	5,116	82,434
VenFin Ltd.	2,900	8,815

		250,421

South Korea - 2.0%
KT Corp. (ADR)	18,400	437,000

Spain - 4.7%
Iberia Lineas Aereas de Espana SA	31,878	139,049
Repsol YPF SA	23,011	794,974
Telefónica SA	2,860	82,263

		1,016,286

Equity Securities - 99.0%	Shares	Value

Sweden - 0.7%
Nordea Bank AB	2,500	$40,534
Skandinaviska Enskilda Banken AB	1,500	39,271
SKF AB, Series B	2,453	49,354
Vostok Gas Ltd.*	350	25,369

		154,528

Switzerland - 4.1%
Baloise Holding AG	111	11,041
Galenica AG	60	19,909
Swatch Group AG	370	99,002
Swiss Re	80	6,994
Zurich Financial Services AG	2,347	739,758

		876,704

Taiwan - 1.4%
AU Optronics Corp. (ADR)	17,300	297,387

United Kingdom - 16.5%
3i Group plc	21,177	348,998
Aegis Group plc	3,106	7,663
Aviva plc	12,670	155,344
Barclays plc	12,812	115,238
Barratt Developments plc	659	5,411
BG Group plc	1,441	33,390
British Airways plc*	34,951	162,562
British Land Co. plc	4,271	77,807
BT Group plc	97,776	421,767
Centrica plc	39,393	233,281
Compass Group plc	19,274	123,323
De La Rue plc	2,869	50,500
GlaxoSmithKline plc	874	18,499
Hays plc	16,302	36,981
HBOS plc	13,712	152,465
Home Retail Group plc	13,929	72,253
IG Group Holdings plc	6,944	45,120
IMI plc	7,787	70,311
International Power plc	3,966	31,341
Invensys plc*	4,068	18,174
Legal & General Group plc	30,845	77,413
Lloyds TSB Group plc	5,267	47,165
Marks & Spencer Group plc	1,356	10,426
Michael Page International plc	1,242	7,454
Mondi plc	9,094	75,477
Next plc	14,517	328,308
Northern Foods plc	22,560	41,322

Equity Securities - 99.0%	Shares	Value

Persimmon plc	1,872	$28,435
Reckitt Benckiser Group plc	757	41,950
Royal Bank of Scotland Group plc	47,588	318,662
Schroders plc	1,132	21,083
Scottish & Southern Energy plc	3,072	85,638
Tate & Lyle plc	13,518	144,940
Tesco plc	2,727	20,521
Whitbread plc	1,422	32,950
William Morrison Supermarkets plc	21,664	117,968

		3,580,140

United States - 4.6%
Adobe Systems, Inc.*	1,400	49,826
Alberto-Culver Co.	2,600	71,266
Big Lots, Inc.*	2,400	53,520
Darling International, Inc.*	900	11,655
Deere & Co.	100	8,044
Federated Investors, Inc., Class B	700	27,412
GameStop Corp.*	100	5,171
Integrated Device Technology, Inc.*	1,900	16,967
ITT Educational Services, Inc.*	2,573	118,178
MGIC Investment Corp.	1,600	16,848
optionsXpress Holdings, Inc.	300	6,213
Parker Hannifin Corp.	300	20,781
Perini Corp.*	400	14,492
Pier 1 Imports, Inc.*	4,458	27,996
Robbins & Myers, Inc.	500	16,325
Sotheby’s	1,810	52,327
Steelcase, Inc.	100	1,106
Symantec Corp.*	1,400	23,268
Terex Corp.*	1,844	115,250
Tidewater, Inc.	2,500	137,775
United Rentals, Inc.*	2,700	50,868
United Stationers, Inc.*	400	19,080
Western Digital Corp.*	1,600	43,264
XL Capital Ltd.	2,675	79,046

		986,678

Total Equity Securities (Cost $21,855,949)		21,464,519

TOTAL INVESTMENTS (Cost $21,855,949) - 99.0%		21,464,519
Other assets and liabilities, net - 1.0%		223,148

NET ASSETS - 100%		$21,687,667

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipts
CVA: Certificaten Van Aandelen
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	Principal
Asset Backed Securities - 2.2%	Amount	Value

Capital Auto Receivables Asset Trust, 5.40%, 10/15/09	$334,208	$336,960
Capital One Auto Finance Trust, 5.33%, 11/15/10	357,796	359,787
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	217,279
Countrywide Asset-Backed Certificates, 3.049%, 11/25/34 (r)	89,171	81,949
Dunkin Securitization, 5.779%, 6/20/31 (e)	250,000	224,398
GE Dealer Floorplan Master Note Trust, 2.546%, 4/20/11 (r)	100,000	98,616
Golden Securities Corp., 3.419%, 12/2/13 (e)(r)	17,956	17,986
GS Auto Loan Trust, 2.65%, 5/16/11	32,034	32,023
Household Automotive Trust, 3.93%, 7/18/11	210,321	210,472
WFS Financial Owner Trust, 3.60%, 2/17/12	38,034	37,988

World Financial Network, Credit Card Master Note Trust,, 3.188%, 5/15/12 (r)	100,000	100,040

Total Asset Backed Securities (Cost $1,724,936)		1,717,498

Collateralized Mortgage-Backed Obligations (privately originated) - 0.5%

American Home Mortgage Assets, 2.499%, 5/25/46 (r)	1,023,129	48,599
Chase Funding Mortgage Loan, 4.045%, 5/25/33	167,323	167,435
Impac CMB Trust:
2.909%, 4/25/35 (b)(r)	127,526	82,441
2.869%, 5/25/35 (b)(r)	27,877	22,196
2.919%, 8/25/35 (b)(r)	106,861	79,905

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $490,807)		400,576

	Principal
	Amount	Value

Commercial Mortgage-Backed Securities - 5.8%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	$300,000	$282,399
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 (r)	400,000	388,062
Cobalt CMBS Commercial Mortgage Trust, 5.94%, 8/15/12 (r)	3,000,000	2,951,250
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	259,673
5.245%, 11/15/36 (e)	400,000	391,961
Global Signal Trust II, 4.232%, 12/15/14 (e)	100,000	97,516
Global Signal Trust III, 5.361%, 2/15/36 (e)	250,000	250,995

Total Commercial Mortgage-Backed Securities (Cost $4,709,458)		4,621,856

Corporate Bonds - 53.0%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	100,000	93,597
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	245,506
7.30%, 10/14/49 (e)	300,000	281,505
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)	96,336	—
American National Red Cross, 5.422%, 11/15/13	335,000	359,090
Anadarko Petroleum Corp., 3.20%, 9/15/09 (r)	500,000	486,770
APL Ltd., 8.00%, 1/15/24	175,000	165,375
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	527,315
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	200,000	186,060
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	650,000	130,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	250,000	302,121
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	413,787	436,028
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	1,000,000	1,001,200
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	575,000	598,000
Bear Stearns Co’s, Inc.:
3.456%, 4/29/08 (r)	500,000	497,926
2.786%, 3/30/09 (r)	30,000	28,511
4.326%, 7/19/10 (r)	400,000	356,018
BF Saul, 7.50%, 3/1/14	200,000	178,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,575,000	1,455,380
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	300,000	299,953
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	500,000	462,050
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	120,000	113,100
Capmark Financial Group, Inc., 3.746%, 5/10/10 (e)(r)	300,000	210,000
Cargill, Inc, 5.144%, 1/21/11 (e)(r)	400,000	398,689
Chesapeake Energy Corp., 6.50%, 8/15/17	300,000	288,750
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	235,331
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	320,000	148,800
Citigroup Capital XXI, 8.30% to 12/21/37, floating rate thereafter to 12/21/77 (r)	150,000	148,566
Citigroup, Inc.:
6.50%, 1/18/11	600,000	619,377
6.875%, 3/5/38	200,000	199,461

	Principal
	Amount	Value

Comcast Corp., 4.677%, 7/14/09 (r)	$140,000	$136,230
Compass Bancshares, Inc., 5.143%, 10/9/09 (e)(r)	200,000	198,869
Countrywide Financial Corp., 3.345%, 5/5/08 (r)	500,000	492,500
Countrywide Home Loans, Inc., 3.25%, 5/21/08	100,000	99,000
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	1,595,000	1,235,549
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	110,968
Discover Financial Services, 3.431%, 6/11/10 (e)(r)	600,000	540,829
Dominion Resources, Inc., 5.687%, 5/15/08 (r)	200,000	200,502
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,195,000	981,381
Fisher Scientific International, Inc., 6.125%, 7/1/15	200,000	199,017
FMG Finance Pty Ltd.:
7.076%, 9/1/11 (e)(r)	800,000	774,000
10.00%, 9/1/13 (e)	250,000	268,750
Ford Motor Credit Co. LLC, 8.708%, 4/15/12 (r)	1,800,000	1,683,121
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	250,000	229,385
Glitnir Banki HF:
4.418%, 10/15/08 (e)(r)	400,000	385,920
4.154%, 4/20/10 (e)(r)	600,000	495,155
6.693% to 6/15/11, floating rate thereafter to 6.693%, 6/15/16 (e)(r)	100,000	76,404
6.375%, 9/25/12 (e)	850,000	724,046
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	351,620
GMAC LLC:
5.125%, 5/9/08	400,000	397,501
3.749%, 9/23/08 (r)	840,000	793,818
4.315%, 5/15/09 (r)	1,100,000	956,981
Great River Energy:
5.829%, 7/1/17 (e)	550,000	571,665
6.254%, 7/1/38 (e)	400,000	410,736
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	200,000	142,891
Health Care Property Investors, Inc., 3.25%, 9/15/08 (r)	500,000	488,846
Hewlett-Packard Co., 3.476%, 9/3/09 (r)	330,000	330,210
HRPT Properties Trust, 3.40%, 3/16/11 (r)	250,000	235,769
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	405,000	401,165
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	463,783
6.015%, 2/15/28	285,000	299,546
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	196,747
John Deere Capital Corp., 4.698%, 1/18/11 (r)	500,000	498,922
JPMorgan Chase & Co.:
6.375%, 4/1/08	830,000	829,915
1.91%, 10/28/08 (r)	625,000	624,911
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	600,000	478,942
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	250,000	218,750
Lehman Brothers Holdings, Inc.:
1.69%, 9/8/08 (r)	100,000	97,532
5.625%, 1/24/13	250,000	241,886

	Principal
	Amount	Value

Leucadia National Corp., 8.125%, 9/15/15	$800,000	$806,442
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	200,000	205,546
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	210
8.30%, 12/1/37 (e)(m)*	100,000	500
M&I Marshall & Ilsley Bank, 3.328%, 12/4/12 (r)	300,000	280,100
M&T Bank Corp., 6.625%, 12/4/17	175,000	167,722
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	201,075
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	266,664
Medco Health Solutions, Inc., 6.125%, 3/15/13	500,000	507,161
Meridian Funding Co. LLC:
5.378%, 6/9/08 (r)	41,667	41,341
4.846%, 10/6/08 (e)(r)	26,199	26,139
Merrill Lynch & Co., Inc.:
3.158%, 8/14/09 (r)	250,000	244,069
4.718%, 1/15/15 (r)	400,000	339,599
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	409,565
6.59%, 7/7/38	70,000	76,428
Noble Group Ltd., 6.625%, 3/17/15 (e)	150,000	129,577
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	600,000	576,810
6.00%, 10/1/51 (e)	100,000	99,662
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	250,000	187,500
Pacific Pilot Funding Ltd., 4.644%, 10/20/16 (e)(r)	97,139	97,243
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	200,000	212,479
Pepco Holdings, Inc., 3.701%, 6/1/10 (r)	160,000	157,380
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	225,832
6.65%, 3/15/17	1,000,000	942,875
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	200,000	200,236
Puget Sound Energy, Inc., 7.02%, 12/1/27	377,000	386,503
Reed Elsevier Capital, Inc., 3.13%, 6/15/10 (r)	300,000	292,126
Residential Capital LLC, 3.49%, 6/9/08 (r)	800,000	632,000
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	300,000	301,125
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	459,850
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (b)(r)	600,000	516,714
Southern California Edison Co., 5.75%, 4/1/35	90,000	88,000
SouthTrust Bank, 6.565%, 12/15/27	899,000	907,743
Sovereign Bancorp, Inc., 3.365%, 3/1/09 (r)	100,000	97,577
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	200,000	180,410
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	336,000	287,901
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	1,098
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	68,300
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (e)	975,000	221,306
2/15/43 (b)(e)	1,100,000	200,750
2/15/45 (e)	8,018,426	1,173,972

	Principal
	Amount	Value

Verizon North, Inc., 5.634%, 1/1/21 (e)	$200,000	$195,753
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	100,000	116,035
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	745,000	533,606
Wells Fargo Bank, 6.584%, 9/1/27 (e)	250,000	259,295
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	200,000	232,904

Xstrata Finance Dubai Ltd., 3.42%, 11/13/09 (e)(r)	80,000	78,959

Total Corporate Bonds (Cost $44,637,493)		41,950,323

Taxable Municipal Obligations - 21.7%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	125,000	131,926
5.21%, 3/1/13	140,000	148,520
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	380,192
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	254,015
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	123,793
5.30%, 9/1/11	135,000	142,205
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	152,950
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	206,174
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	195,000	213,496
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	318,150
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	973,690
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	201,748
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	156,712
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	250,000	267,817
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	61,693
12/1/26	180,000	57,676
6/15/27	180,000	55,417
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	200,358
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	455,000	457,521
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	89,320
8/15/20	365,000	178,069
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	200,000	206,904
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	490,737
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	285,000	296,856
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	300,000	310,770
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	200,000	201,050
5.60%, 1/1/26	100,000	96,397
Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	750,000	761,287

	Principal
	Amount	Value

Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	$250,000	$240,570
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	178,182
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	202,278

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	700,000	703,024
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	100,333
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	203,864
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	538,605
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	158,137
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	296,870
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	515,706

6/30/16	275,000	187,162
6/30/18	100,000	59,062
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	120,000	130,093
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	185,288
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	1,000,000	1,035,510
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	250,000	252,147
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	73,232
8/1/23	185,000	72,163
8/1/24	200,000	73,174
8/1/25	215,000	73,966
8/1/26	230,000	74,403
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	206,534
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	421,248
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	171,306
8/1/15	251,000	181,619
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	184,804
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	159,398
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	495,000	513,414
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	225,000	248,423
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	195,000	212,770
University of Central Florida COPs, 5.125%, 10/1/20	250,000	225,188
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	500,000	526,765
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	229,300
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	62,812
5.41%, 6/1/12	80,000	83,548
6.05%, 6/1/26	750,000	754,725
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	478,384

Total Taxable Municipal Obligations (Cost $16,591,697)		17,149,450

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 10.0%
Fannie Mae:
2.50%, 7/2/08	$70,000	$70,005
5.50%, 12/25/16	209,607	213,691
Federal Home Loan Bank Discount Notes, 4/1/08	5,500,000	5,500,000
Freddie Mac:
5.125%, 12/15/13	1,079,834	1,095,223
6.00%, 12/15/32	1,131,298	229,278
Government National Mortgage Association, 5.50%, 1/16/32	674,677	94,501
New Valley Generation I, 7.299%, 3/15/19	384,233	444,004
New Valley Generation V, 4.929%, 1/15/21	232,383	232,518

Total U.S. Government Agencies and Instrumentalities (Cost $7,848,623)		7,879,220

U.S. Treasury - 3.6%
United States Treasury Notes, 4.50%, 2/15/16	2,400,000	2,641,875
United States Treasury Bonds, 4.75%, 2/15/37	220,000	236,466

Total U.S. Treasury (Cost $2,533,492)		2,878,341

Equity Securities - 1.4%	Shares

Conseco, Inc. *	6,301	64,270
Fannie Mae, Series S Preferred	10,000	240,500
First Republic Preferred Capital Corp., Preferred (e)	300	324,600
Freddie Mac, Series Z Preferred	8,000	195,200
Roslyn Real Estate Asset Corp., Preferred	1	100,469
WoodBourne Pass-Through Trust, Preferred (b)(e)	2	199,437

Total Equity Securities (Cost $1,170,383)		1,124,476

TOTAL INVESTMENTS (Cost $79,706,889) - 98.2%		77,721,740
Other assets and liabilities, net - 1.8%		1,421,380

NET ASSETS - 100%		$79,143,120

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Sold:
2 Year U.S. Treasury Notes	22	6/08	$4,722,438	$21,249
5 Year U.S. Treasury Notes	95	6/08	10,852,266	91,598
10 Year U.S. Treasury Notes	51	6/08	6,066,609	20,013
U.S. Treasury Bonds	7	6/08	831,578	6,552

Total Sold				$139,412

*	Non-income producing security.

(b)	This security was valued by the Board of Directors. See Note A.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z)	Subsequent to period end, this security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.
Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 95.5%	SHARES	VALUE
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	3,100	$140,058

Capital Markets - 8.1%
Bank of New York Mellon Corp.	5,688	237,360
Charles Schwab Corp.	7,200	135,576
Goldman Sachs Group, Inc.	800	132,312
SEI Investments Co.	7,300	180,237
T. Rowe Price Group, Inc.	2,100	105,000

		790,485

Chemicals - 4.0%
Air Products & Chemicals, Inc.	2,800	257,600
Ecolab, Inc.	2,900	125,947

		383,547

Communications Equipment - 6.4%
Cisco Systems, Inc.*	18,200	438,438
Nokia Oyj (ADR)	5,600	178,248

		616,686

Computers & Peripherals - 4.8%
Apple, Inc.*	2,200	315,700
NetApp, Inc.*	7,400	148,370

		464,070

Consumer Finance - 1.5%
American Express Co.	3,300	144,276

Electrical Equipment - 5.0%
Cooper Industries Ltd.	4,800	192,720
Emerson Electric Co.	5,700	293,322

		486,042

Energy Equipment & Services - 4.6%
FMC Technologies, Inc.*	7,800	443,742

EQUITY SECURITIES - 95.5%	SHARES	VALUE
Food & Staples Retailing - 5.9%
Costco Wholesale Corp.	1,600	$103,952
CVS Caremark Corp.	6,700	271,417
SYSCO Corp.	6,900	200,238

		575,607

Gas Utilities - 2.7%
Questar Corp.	4,600	260,176

Health Care Equipment & Supplies - 8.3%
Medtronic, Inc.	6,800	328,916
St. Jude Medical, Inc.*	3,300	142,527
Stryker Corp.	3,400	221,170
Varian Medical Systems, Inc.*	2,500	117,100

		809,713

Health Care Providers & Services - 3.0%
Coventry Health Care, Inc.*	3,600	145,260
Laboratory Corp. of America Holdings*	2,000	147,360

		292,620

Household Products - 5.2%
Colgate-Palmolive Co.	2,600	202,566
Procter & Gamble Co.	4,300	301,301

		503,867

Insurance - 2.8%
Aflac, Inc.	4,200	272,790

Internet Software & Services - 1.3%
Google, Inc.*	290	127,737

IT Services - 1.6%
Automatic Data Processing, Inc.	3,700	156,843

Life Sciences — Tools & Services - 1.2%
Pharmaceutical Product Development, Inc.	2,800	117,320

Machinery - 4.8%
Deere & Co.	2,600	209,144
Dover Corp.	6,100	254,858

		464,002

Media - 1.8%
Omnicom Group, Inc.	4,000	176,720

Multiline Retail - 3.8%
Kohl’s Corp.*	5,900	253,051
Target Corp.	2,300	116,564

		369,615

EQUITY SECURITIES - 95.5%	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	2,350	$282,000

Pharmaceuticals - 3.3%
Johnson & Johnson	1,700	110,279
Novartis AG (ADR)	4,100	210,043

		320,322

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	6,100	129,198
Texas Instruments, Inc.	7,300	206,371

		335,569

Software - 4.8%
Citrix Systems, Inc.*	4,000	117,320
Microsoft Corp.	12,200	346,236

		463,556

Specialty Retail - 2.8%
Staples, Inc.	12,200	269,742

Total Equity Securities (Cost $8,253,313)		9,267,105

TOTAL INVESTMENTS (Cost $8,253,313) - 95.5%		9,267,105
Other assets and liabilities, net - 4.5%		440,105

NET ASSETS - 100%		$9,707,210

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of thirteen separate portfolios, five of which are reported herein. The Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
On September 27, 2007, the net assets of the Calvert Variable Series, Inc. Social Small Cap Portfolio (“Small Cap Portfolio”) merged into the Calvert Variable Series, Inc. Social Mid Cap Portfolio (“Mid Cap Portfolio”). The merger was accomplished by a tax-free exchange of 257,722 shares of the Mid Cap Portfolio (valued at $8,151,735) for 499,408 shares of the Small Cap Portfolio outstanding at September 27, 2007. The Small Cap Portfolio’s net assets as of September 27, 2007, including $1,386,431 of unrealized appreciation, were combined with those of the Mid Cap Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of March 31, 2008:

		% of Net
	Total Investments	Assets

Balanced	$6,620,481	1.6%
Income	1,544,401	2.0%
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Mid Cap Growth Portfolio Valuation	Investments
Inputs	in Securities
Level 1 - Quoted Prices	$47,071,086
Level 2 - Other Significant Observable Inputs	1,600,000
Level 3 - Significant Unobservable Inputs	—
Total	$48,671,086

		Other
	Investments	Financial
Balanced Portfolio Valuation Inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$244,885,023	$448,732
Level 2 - Other Significant Observable Inputs	153,009,747	—
Level 3 - Significant Unobservable Inputs	6,620,481 **	—
Total	$404,515,251	$448,732

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**	Level 3 securities represent 1.63% of net assets.

International Equity Portfolio Valuation	Investments
Inputs	in Securities

Level 1 - Quoted Prices	$21,464,519
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$21,464,519

		Other
	Investments in	Financial
Income Portfolio Valuation Inputs	Securities	Instruments*

Level 1 - Quoted Prices	$3,803,380	$139,412
Level 2 - Other Significant Observable Inputs	72,373,959	—
Level 3 - Significant Unobservable Inputs	1,544,401 **	—
Total	$77,721,740	$139,412

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**	Level 3 securities represent 1.95% of net assets.

Investments
Equity Portfolio Valuation Inputs	in Securities

Level 1 - Quoted Prices	$9,267,105
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$9,267,105
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.”  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2008, and net realized capital loss carryforwards as of December 31, 2007 with expiration dates:

			INTERNATIONAL
	EQUITY	MID CAP	EQUITY

Federal income tax cost	$8,265,105	$42,856,645	$21,931,099

Unrealized appreciation	1,447,474	7,797,432	1,612,595

Unrealized (depreciation)	(445,474)	(1,982,991)	(2,079,175)

Net appreciation (depreciation)	$1,002,000	$5,814,441	($466,580)

	BALANCED	INCOME

Federal income tax cost	$410,242,366	$79,742,952

Unrealized appreciation	31,845,961	1,489,019

Unrealized (depreciation)	(37,573,076)	(3,510,231)

Net appreciation (depreciation)	($5,727,115)	($2,021,212)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	EQUITY

31-Dec-10	$103,037
31-Dec-11	242,391
31-Dec-12	2,240

$347,668

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 93.1%	Shares	Value
Airlines - 0.6%
JetBlue Airways Corp.*	112,000	$649,600

Biotechnology - 6.8%
Genentech, Inc.*	48,500	3,937,230
Gilead Sciences, Inc.*	66,100	3,406,133

		7,343,363

Chemicals - 2.9%
Air Products & Chemicals, Inc.	34,066	3,134,072

Commercial Banks - 2.4%
US Bancorp	78,072	2,526,410

Communications Equipment - 2.6%
Corning, Inc.	117,100	2,815,084

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	—

Computers & Peripherals - 3.0%
Apple, Inc.*	3,700	530,950
Dell, Inc.*	134,200	2,673,264

		3,204,214

Diversified Financial Services - 3.4%
CME Group, Inc.	3,632	1,703,771
JPMorgan Chase & Co.	45,050	1,934,898

		3,638,669

Diversified Telecommunication Services - 7.2%
AT&T, Inc.	88,600	3,393,380
Chunghwa Telecom Co. Ltd. (ADR)	125,433	3,263,767
Level 3 Communications, Inc.*	513,300	1,088,196

		7,745,343

Electric Utilities - 3.1%
Entergy Corp.	31,030	3,384,752

Food & Staples Retailing - 2.2%
Rite Aid Corp.*	802,500	2,359,350

Food Products - 2.4%
Kraft Foods, Inc.	83,000	2,573,830

Health Care Equipment & Supplies - 2.7%
Varian Medical Systems, Inc.*	60,900	2,852,556

EQUITY SECURITIES - 93.1%	Shares	Value
Health Care Technology - 0.9%
Eclipsys Corp.*	52,145	$1,022,563

Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.*	18,595	1,369,336

Industrial Conglomerates - 3.1%
General Electric Co.	89,400	3,308,694

Insurance - 6.6%
Allstate Corp.	69,300	3,330,558
American International Group, Inc.	37,500	1,621,875
Hartford Financial Services Group, Inc.	28,700	2,174,599

		7,127,032

Internet & Catalog Retail - 1.4%
priceline.com, Inc.*	12,767	1,543,020

IT Services - 0.9%
Paychex, Inc.	15,700	537,882
Visa, Inc.*	7,175	447,433

		985,315

Media - 6.8%
Comcast Corp. Special Class A*	174,550	3,311,213
DIRECTV Group, Inc.*	160,900	3,988,711

		7,299,924

Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	24,610	2,367,974

Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	28,090	3,393,834
ConocoPhillips	52,700	4,016,267
Gazprom OAO (ADR)	58,600	2,988,600

		10,398,701

Pharmaceuticals - 6.8%
Eli Lilly & Co.	65,975	3,403,650
Roche Holding AG (ADR)	11,200	1,056,720
Teva Pharmaceutical Industries Ltd. (ADR)	60,600	2,799,114

		7,259,484

Road & Rail - 1.9%
Hertz Global Holdings, Inc.*	166,050	2,002,563

Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	152,100	3,221,478
ON Semiconductor Corp.*	130,806	742,978

		3,964,456

EQUITY SECURITIES - 93.1%	Shares	Value
Software - 2.7%
Microsoft Corp.	100,500	$2,852,190

Specialty Retail - 2.3%
Office Depot, Inc.*	129,890	1,435,284
Staples, Inc.	46,300	1,023,693

		2,458,977

Wireless Telecommunication Services - 3.5%
China Mobile Ltd. (ADR)	20,400	1,530,204
Crown Castle International Corp.*	65,050	2,243,575

		3,773,779

Total Equity Securities (Cost $103,091,911)		99,961,251

	Principal
U.S. Government Agencies and Instrumentalities - 8.7%	Amount

Federal Home Loan Bank Discount Notes, 4/1/08	$9,400,000	9,400,000

Total U.S. Government Agencies and Instrumentalities (Cost $9,400,000)		9,400,000

TOTAL INVESTMENTS (Cost $112,491,911) - 101.8%		109,361,251
Other assets and liabilities, net - (1.8%)		(1,947,917)

NET ASSETS - 100%		$107,413,334

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 97.3%	Shares	Value
Aerospace & Defense - 0.5%
Boeing Co.	7,000	$520,590

EQUITY SECURITIES - 97.3%	Shares	Value
Automobiles - 1.9%
Honda Motor Co. Ltd. (ADR)	68,200	$1,964,842

Capital Markets - 6.6%
AllianceBernstein Holding LP	30,200	1,914,076
Bank of New York Mellon Corp.	39,309	1,640,365
Legg Mason, Inc.	36,700	2,054,466
Morgan Stanley	29,900	1,366,430

		6,975,337

Chemicals - 2.2%
Dow Chemical Co.	62,200	2,292,070

Commercial Banks - 1.7%
Wells Fargo & Co.	61,100	1,778,010

Communications Equipment - 5.1%
Cisco Systems, Inc.*	92,900	2,237,961
Motorola, Inc.	187,100	1,740,030
Nokia Oyj (ADR)	43,900	1,397,337

		5,375,328

Computers & Peripherals - 1.5%
International Business Machines Corp.	13,800	1,588,932

Consumer Finance - 1.8%
Capital One Financial Corp.	20,100	989,322
Discover Financial Services	56,550	925,723

		1,915,045

Diversified Financial Services - 4.8%
Bank of America Corp.	53,100	2,013,021
Citigroup, Inc.	71,500	1,531,530
JPMorgan Chase & Co.	36,000	1,546,200

		5,090,751

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	40,400	1,547,320
Citizens Communications Co.	98,900	1,037,461
Verizon Communications, Inc.	20,500	747,225

		3,332,006

Electric Utilities - 3.7%
Duke Energy Corp.	124,100	2,215,185
Southern Co.	49,400	1,759,134

		3,974,319

Electronic Equipment & Instruments - 1.3%

Tyco Electronics Ltd.	41,150	1,412,268

EQUITY SECURITIES - 97.3%	Shares	Value
Energy Equipment & Services - 1.7%
Nabors Industries Ltd.*	53,400	$1,803,318

Food & Staples Retailing - 3.3%
CVS Caremark Corp.	25,300	1,024,903
Wal-Mart Stores, Inc.	45,900	2,418,012

		3,442,915

Food Products - 3.7%
Kraft Foods, Inc.	76,100	2,359,861
Unilever NV	45,400	1,531,342

		3,891,203

Health Care Equipment & Supplies - 1.5%
Covidien Ltd.	34,950	1,546,538

Health Care Providers & Services - 3.3%
UnitedHealth Group, Inc.	54,100	1,858,876
WellPoint, Inc.*	35,900	1,584,267

		3,443,143

Household Durables - 1.2%
Sony Corp. (ADR)	30,500	1,222,135

Industrial Conglomerates - 5.6%
3M Co.	25,900	2,049,985
General Electric Co.	62,100	2,298,321
Tyco International Ltd.	37,050	1,632,052

		5,980,358

Insurance - 7.9%
Allstate Corp.	43,100	2,071,386
Genworth Financial, Inc.	88,300	1,999,112
Hartford Financial Services Group, Inc.	23,000	1,742,710
MetLife, Inc.	19,400	1,169,044
Travelers Co.’s, Inc.	28,000	1,339,800

		8,322,052

Machinery - 4.0%
Caterpillar, Inc.	38,600	3,021,994
Ingersoll-Rand Co. Ltd.	26,300	1,172,454

		4,194,448

Media - 6.7%
CBS Corp., Class B	56,500	1,247,520
Comcast Corp.	94,400	1,825,696
Gannett Co., Inc.	53,200	1,545,460
News Corp., Class B	60,100	1,144,304
Time Warner, Inc.	92,300	1,294,046

		7,057,026

EQUITY SECURITIES - 97.3%	Shares	Value
Metals & Mining - 0.9%
Newmont Mining Corp.	20,500	$928,650

Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	8,000	504,240
Chevron Corp.	27,200	2,321,792
ConocoPhillips	33,000	2,514,930
Devon Energy Corp.	30,900	3,223,797
Royal Dutch Shell plc (ADR)	38,000	2,621,240
Spectra Energy Corp.	109,000	2,479,750

		13,665,749

Pharmaceuticals - 6.1%
GlaxoSmithKline plc (ADR)	52,800	2,240,304
Johnson & Johnson	29,200	1,894,204
Pfizer, Inc.	112,500	2,354,625

		6,489,133

Software - 1.5%
Microsoft Corp.	57,400	1,629,012

Tobacco - 1.9%
Altria Group, Inc.	27,500	610,500
Philip Morris International, Inc.*	27,500	1,390,950

		2,001,450

Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	134,800	901,812

Total Equity Securities (Cost $121,512,089)		102,738,440

	Principal
U.S. Government Agencies and Instrumentalities - 2.8%	Amount

Federal Home Loan Bank Discount Notes, 4/1/08	$3,000,000	3,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $3,000,000)		3,000,000

TOTAL INVESTMENTS (Cost $124,512,089) - 100.1%		105,738,440
Other assets and liabilities, net — (0.1%)		(144,847)

NET ASSETS - 100%		$105,593,593

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 96.0%	Shares	Value

Biotechnology - 1.8%
Cubist Pharmaceuticals, Inc.*	16,205	$298,496
Myriad Genetics, Inc.*	9,125	367,646

		666,142

Building Products - 2.4%
Ameron International Corp.	9,684	905,744

Capital Markets - 3.3%
FCStone Group, Inc.*	18,037	499,625
Greenhill & Co., Inc.	3,020	210,071
Investment Technology Group, Inc.*	11,970	552,775

		1,262,471

Chemicals - 2.3%
Quaker Chemical Corp.	11,575	362,182
Terra Industries, Inc.*	14,070	499,907

		862,089

Commercial Banks - 0.2%
SVB Financial Group*	1,715	74,462

Commercial Services & Supplies - 6.2%
Corrections Corp. of America*	21,054	579,406
GEO Group, Inc.*	28,870	821,063
School Specialty, Inc.*	15,105	476,412
Waste Connections, Inc.*	15,350	471,859

		2,348,740

EQUITY SECURITIES - 96.0%	Shares	Value

Communications Equipment - 2.6%
EMS Technologies, Inc.*	25,605	$694,920
Ixia*	36,745	285,141

		980,061

Computers & Peripherals - 2.5%
Compellent Technologies, Inc.*	42,435	530,437
Netezza Corp.*	41,895	396,746

		927,183

Construction & Engineering - 1.5%
Northwest Pipe Co.*	13,555	575,952

Construction Materials - 2.2%
Texas Industries, Inc.	13,930	837,332

Consumer Finance - 3.9%
Cash America International, Inc.	40,985	1,491,854

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	11,970	363,529
K12, Inc.*	4,570	89,526

		453,055

Electrical Equipment - 2.0%
General Cable Corp.*	12,680	749,008

Electronic Equipment & Instruments - 4.4%
Coherent, Inc.*	36,500	1,017,985
Dolby Laboratories, Inc.*	17,885	648,510

		1,666,495

Energy Equipment & Services - 7.0%
Core Laboratories NV*	2,685	320,321
Lufkin Industries, Inc.	17,470	1,114,935
OYO Geospace Corp.*	27,109	1,231,291

		2,666,547

Health Care Equipment & Supplies - 7.6%
American Medical Systems Holdings, Inc.*	62,975	893,615
Cutera, Inc.*	28,125	378,844
Hansen Medical, Inc.*	10,825	152,200
Mentor Corp.	15,310	393,773
SurModics, Inc.*	11,180	468,218
Thoratec Corp.*	42,280	604,181

		2,890,831

EQUITY SECURITIES - 96.0%	Shares	Value

Health Care Providers & Services - 3.4%
Animal Health International, Inc.*	43,925	$480,540
Centene Corp.*	40,560	565,406
MWI Veterinary Supply, Inc.*	6,650	234,479

		1,280,425

Health Care Technology - 3.8%
Eclipsys Corp.*	63,115	1,237,685
Vital Images, Inc.*	14,085	208,740

		1,446,425

Hotels, Restaurants & Leisure - 6.3%
BJ’s Restaurants, Inc.*	27,745	399,805
Carrols Restaurant Group, Inc.*	27,600	246,468
Cheesecake Factory*	31,280	681,591
Red Robin Gourmet Burgers, Inc.*	13,650	512,830
WMS Industries, Inc.*	15,480	556,816

		2,397,510

Household Durables - 2.2%
Universal Electronics, Inc.*	34,941	845,922

Insurance - 1.1%
American Safety Insurance Holdings Ltd.*	10,600	181,260
First Mercury Financial Corp.*	14,325	249,398

		430,658

Internet & Catalog Retail - 0.2%
US Auto Parts Network, Inc.*	19,595	62,704

Internet Software & Services - 3.4%
CNET Networks, Inc.*	60,820	431,822
Greenfield Online, Inc.*	23,475	278,414
Internet Capital Group, Inc.*	26,850	281,119
Switch & Data Facilities Co., Inc.*	29,860	304,871

		1,296,226

IT Services - 0.8%
Global Cash Access Holdings, Inc.*	53,980	316,323

Life Sciences — Tools & Services - 2.4%
ICON plc (ADR)*	13,922	903,399

Machinery - 5.3%
Bucyrus International, Inc.	12,675	1,288,414
CIRCOR International, Inc.	6,485	299,931
RBC Bearings, Inc.*	10,960	406,945

		1,995,290

EQUITY SECURITIES - 96.0%	Shares	Value

Marine - 0.2%
Ultrapetrol (Bahamas) Ltd.*	7,430	$76,083

Media - 1.2%
Entravision Communications Corp.*	52,435	349,217
Lions Gate Entertainment Corp.*	9,310	90,772

		439,989

Oil, Gas & Consumable Fuels - 1.0%
Petroleum Development Corp.*	5,355	370,941

Personal Products - 0.7%
Physicians Formula Holdings, Inc.*	27,605	246,237

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc.*	24,095	319,500
Eagle Test Systems, Inc.*	22,920	240,660

		560,160

Software - 8.5%
ACI Worldwide, Inc.*	17,625	351,090
ANSYS, Inc.*	22,900	790,508
FactSet Research Systems, Inc.	10,025	540,047
Giant Interactive Group, Inc., (ADR)*	22,345	282,664
Quality Systems, Inc.	17,465	521,679
The9 Ltd. (ADR)*	11,960	245,180
TIBCO Software, Inc.*	69,335	495,052

		3,226,220

Specialty Retail - 1.5%
Genesco, Inc.*	23,745	548,747

Textiles, Apparel & Luxury Goods - 1.4%
Volcom, Inc.*	26,855	542,740

Total Equity Securities (Cost $35,293,116)		36,343,965

	Principal
U.S. Government Agencies and Instrumentalities - 6.2%	Amount

Federal Home Loan Bank Discount Notes, 4/1/08	$2,340,000	2,340,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,340,000)		2,340,000

TOTAL INVESTMENTS (Cost $37,633,116) - 102.2%		38,683,965
Other assets and liabilities, net - (2.2%)		(819,415)

NET ASSETS - 100%		$37,864,550

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 95.9%	Shares	Value

Aerospace & Defense - 2.0%
BE Aerospace, Inc.*	42,200	$1,474,890

Beverages - 1.5%
Central European Distribution Corp.*	6,450	375,326
Hansen Natural Corp.*	20,450	721,885

		1,097,211

Biotechnology - 6.1%
BioMarin Pharmaceutical, Inc.*	7,600	268,812
Celgene Corp.*	20,385	1,249,397
Cephalon, Inc.*	8,389	540,252
ImClone Systems, Inc.*	24,800	1,052,016
Metabolix, Inc.*	50,131	548,934
United Therapeutics Corp.*	8,950	775,965

		4,435,376

Capital Markets - 2.6%
AllianceBernstein Holding LP	21,295	1,349,677
T. Rowe Price Group, Inc.	11,550	577,500

		1,927,177

Chemicals - 3.6%
Flotek Industries, Inc.*	24,550	358,184
Mosaic Co.*	14,450	1,482,570
Praxair, Inc.	9,150	770,705

		2,611,459

Commercial Services & Supplies - 4.2%
FTI Consulting, Inc.*	10,400	738,816
GEO Group, Inc.*	43,650	1,241,406
Monster Worldwide, Inc.*	12,700	307,467
TeleTech Holdings, Inc.*	33,400	750,164

		3,037,853

EQUITY SECURITIES - 95.9%	Shares	Value

Communications Equipment - 2.5%
Research In Motion Ltd.*	16,303	$1,829,686

Computers & Peripherals - 3.6%
Apple, Inc.*	14,350	2,059,225
NetApp, Inc.*	27,050	542,353

		2,601,578

Construction & Engineering - 3.6%
Chicago Bridge & Iron Co. NV	23,550	924,102
Fluor Corp.	5,300	748,148
Shaw Group, Inc.*	20,600	971,084

		2,643,334

Distributors - 0.7%
LKQ Corp.*	22,790	512,091

Diversified Consumer Services - 0.8%
Sotheby’s	20,000	578,200

Diversified Financial Services - 2.8%
IntercontinentalExchange, Inc.*	8,850	1,154,925
NYMEX Holdings, Inc.	9,500	860,985

		2,015,910

Electric Utilities - 0.9%
ITC Holdings Corp.	13,200	687,192

Electrical Equipment - 3.7%
First Solar, Inc.*	4,550	1,051,687
JA Solar Holdings Co. Ltd. (ADR)*	90,050	1,674,930

		2,726,617

Energy Equipment & Services - 9.4%
Acergy SA (ADR)	18,450	393,907
Cameron International Corp.*	42,700	1,778,028
FMC Technologies, Inc.*	9,950	566,055
Nabors Industries Ltd.*	19,750	666,957
National Oilwell Varco, Inc.*	26,050	1,520,799
Transocean, Inc.	8,345	1,128,244
Weatherford International Ltd.*	11,150	808,040

		6,862,030

Food & Staples Retailing - 1.7%
China Nepstar Chain Drugstore Ltd. (ADR)*	90,500	1,230,800

EQUITY SECURITIES - 95.9%	Shares	Value

Food Products - 0.9%
Cosan Ltd.*	50,100	$617,232

Health Care Equipment & Supplies - 4.3%
Hologic, Inc.*	6,250	347,500
Smith & Nephew plc (ADR)	16,550	1,092,134
St. Jude Medical, Inc.*	14,900	643,531
Varian Medical Systems, Inc.*	22,900	1,072,636

		3,155,801

Health Care Providers & Services - 1.8%
Community Health Systems, Inc.*	27,500	923,175
Quest Diagnostics, Inc.	7,850	355,369

		1,278,544

Hotels, Restaurants & Leisure - 1.7%
	14,950	513,383
Wynn Resorts Ltd.	6,850	689,384

		1,202,767

Household Durables - 2.0%
Garmin Ltd.	24,400	1,317,844
Toll Brothers, Inc.*	7,550	177,274

		1,495,118

Industrial Conglomerates - 1.7%
McDermott International, Inc.*	22,850	1,252,637

Internet & Catalog Retail - 0.2%
Shutterfly, Inc.*	10,688	158,931

Internet Software & Services - 2.5%
DealerTrack Holdings, Inc.*	28,500	576,270
eBay, Inc.*	17,750	529,660
SINA Corp.*	21,200	747,300

		1,853,230

IT Services - 3.8%
Cognizant Technology Solutions Corp.*	15,050	433,891
Genpact Ltd.*	9,850	120,663
NeuStar, Inc.*	28,200	746,736
Satyam Computer Services Ltd. (ADR)	64,100	1,448,019

		2,749,309

Metals & Mining - 1.8%
Goldcorp, Inc.	19,400	751,750
Thompson Creek Metals Co., Inc.*	12,700	231,902
Yamana Gold, Inc.	23,200	339,184

		1,322,836

EQUITY SECURITIES - 95.9%	Shares	Value

Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	7,550	$383,842
Concho Resources, Inc.*	21,800	558,952
Devon Energy Corp.	5,500	573,815
Peabody Energy Corp.	11,250	573,750
Range Resources Corp.	5,850	371,182
Uranium One, Inc.*	121,450	399,417

		2,860,958

Pharmaceuticals - 2.7%
Barr Pharmaceuticals, Inc.*	18,950	915,475
Mylan, Inc.	62,650	726,740
Shire plc (ADR)	6,100	353,556

		1,995,771

Semiconductors & Semiconductor Equipment - 4.1%
Atheros Communications, Inc.*	32,780	683,135
Broadcom Corp.*	19,200	369,984
MEMC Electronic Materials, Inc.*	17,300	1,226,570
Spreadtrum Communications, Inc. (ADR)*	25,650	223,155
Tessera Technologies, Inc.*	23,550	489,840

		2,992,684

Software - 7.9%
Adobe Systems, Inc.*	19,650	699,343
Intuit, Inc.*	26,050	703,611
Net 1 UEPS Technologies, Inc.*	28,700	647,185
Nintendo Co. Ltd. (ADR)	23,715	1,534,361
Solera Holdings, Inc.*	24,850	605,346
Take-Two Interactive Software, Inc.*	19,600	500,192
Taleo Corp.*	21,750	421,950
TIBCO Software, Inc.*	92,100	657,594

		5,769,582

Specialty Retail - 1.7%
GameStop Corp.*	13,152	680,090

PetSmart, Inc.	26,177	535,058

		1,215,148

Textiles, Apparel & Luxury Goods - 2.1%
American Apparel, Inc.*	33,002	311,869
Iconix Brand Group, Inc.*	69,300	1,202,355

		1,514,224

Thrifts & Mortgage Finance - 0.7%
People’s United Financial, Inc.	30,500	527,955

EQUITY SECURITIES - 95.9%	Shares	Value

Wireless Telecommunication Services - 2.4%
SBA Communications Corp.*	58,019	$1,730,707

Total Equity Securities (Cost $72,081,365)		69,964,838

	Principal
Corporate Bonds - 0.3%	Amount

Transocean, Inc., Series C, 1.50%, 12/15/37	$180,000	195,484

Total Corporate Bonds (Cost $180,000)		195,484

U.S. Government Agencies and Instrumentalities - 5.6%

Federal Farm Credit Bank Discount Notes, 4/7/08	300,000	299,905
Federal Home Loan Bank Discount Notes:
4/2/08	3,300,000	3,299,864
4/4/08	200,000	199,983
Freddie Mac Discount Notes, 4/14/08	300,000	299,779

Total U.S. Government Agencies and Instrumentalities (Cost $4,099,531)		4,099,531

TOTAL INVESTMENTS (Cost $76,360,896) - 101.8%		74,259,853
Other assets and liabilities, net — (1.8%)		(1,287,625)

NET ASSETS - 100%		$72,972,228

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholders report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 99.5%	Shares	Value

Aerospace & Defense - 2.9%
Boeing Co.	4,930	$366,644
General Dynamics Corp.	2,579	215,011
Goodrich Corp.	827	47,561
Honeywell International, Inc.	4,782	269,800
L-3 Communications Holdings, Inc.	806	88,128
Lockheed Martin Corp.	2,210	219,453
Northrop Grumman Corp.	2,168	168,692
Precision Castparts Corp.	890	90,851
Raytheon Co.	2,749	177,613
Rockwell Collins, Inc.	1,044	59,665
United Technologies Corp.	6,330	435,631

		2,139,049

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	1,089	59,242
Expeditors International of Washington, Inc.	1,375	62,122
FedEx Corp.	1,995	184,877
United Parcel Service, Inc., Class B	6,667	486,824

		793,065

Airlines - 0.1%
Southwest Airlines Co.	4,701	58,292

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	1,549	39,964
Johnson Controls, Inc.	3,806	128,643

		168,607

Automobiles - 0.3%
Ford Motor Co.*	14,224	81,361
General Motors Corp.	3,623	69,018
Harley-Davidson, Inc.	1,549	58,088

		208,467

Beverages - 2.6%
Anheuser-Busch Co’s, Inc.	4,610	218,745
Brown-Forman Corp., Class B	544	36,024
Coca-Cola Co.	12,887	784,432
Coca-Cola Enterprises, Inc.	1,834	44,383
Constellation Brands, Inc.*	1,312	23,183
Molson Coors Brewing Co., Class B	888	46,682
Pepsi Bottling Group, Inc.	906	30,722
PepsiCo, Inc.	10,326	745,537

		1,929,708

Biotechnology - 1.4%
Amgen, Inc.*	6,968	291,123
Biogen Idec, Inc.*	1,918	118,321
Celgene Corp.*	2,805	171,919
Genzyme Corp.*	1,704	127,016
Gilead Sciences, Inc.*	5,964	307,325

		1,015,704

EQUITY SECURITIES - 99.5%	Shares	Value

Building Products - 0.1%
Masco Corp.	2,366	$46,918
Trane, Inc.	1,131	51,913

		98,831

Capital Markets - 3.0%
American Capital Strategies Ltd.	1,260	43,042
Ameriprise Financial, Inc.	1,464	75,908
Bank of New York Mellon Corp.	7,357	307,008
Bear Stearns Co’s, Inc.	740	7,763
Charles Schwab Corp.	6,004	113,055
E*Trade Financial Corp.*	2,813	10,858
Federated Investors, Inc., Class B	557	21,812
Franklin Resources, Inc.	1,014	98,348
Goldman Sachs Group, Inc.	2,548	421,414
Janus Capital Group, Inc.	982	22,851
Legg Mason, Inc.	869	48,647
Lehman Brothers Holdings, Inc.	3,396	127,825
Merrill Lynch & Co., Inc.	6,264	255,195
Morgan Stanley	7,121	325,430
Northern Trust Corp.	1,234	82,024
State Street Corp.	2,498	197,342
T. Rowe Price Group, Inc.	1,700	85,000

		2,243,522

Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,380	126,960
Ashland, Inc.	400	18,920
Dow Chemical Co.	6,049	222,906
Eastman Chemical Co.	500	31,225
Ecolab, Inc.	1,119	48,598
EI Du Pont de Nemours & Co.	5,757	269,197
Hercules, Inc.	731	13,370
International Flavors & Fragrances, Inc.	500	22,025
Monsanto Co.	3,533	393,930
PPG Industries, Inc.	1,050	63,535
Praxair, Inc.	2,025	170,566
Rohm & Haas Co.	808	43,697
Sigma-Aldrich Corp.	834	49,748

		1,474,677

Commercial Banks - 2.9%
BB&T Corp.	3,524	112,979
Comerica, Inc.	1,009	35,396
Fifth Third Bancorp	3,418	71,505
First Horizon National Corp.	834	11,684
Huntington Bancshares, Inc.	2,416	25,972
KeyCorp	2,493	54,721

EQUITY SECURITIES - 99.5%	Shares	Value

M&T Bank Corp.	497	$39,999
Marshall & Ilsley Corp.	1,650	38,280
National City Corp.	4,060	40,397
PNC Financial Services Group, Inc.	2,196	143,992
Regions Financial Corp.	4,458	88,045
SunTrust Banks, Inc.	2,239	123,458
Toronto-Dominion Bank	526	32,247
US Bancorp	11,148	360,749
Wachovia Corp.	12,782	345,114
Wells Fargo & Co.	21,256	618,550
Zions Bancorp	710	32,341

		2,175,429

Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.*	2,172	23,479
Avery Dennison Corp.	700	34,475
Cintas Corp.	843	24,059
Equifax, Inc.	871	30,032
Monster Worldwide, Inc.*	820	19,852
Pitney Bowes, Inc.	1,390	48,678
Robert Half International, Inc.	1,032	26,564
RR Donnelley & Sons Co.	1,375	41,676
Waste Management, Inc.	3,193	107,157

		355,972

Communications Equipment - 2.5%
Ciena Corp.*	623	19,207
Cisco Systems, Inc.*	38,420	925,538
Corning, Inc.	10,091	242,587
JDS Uniphase Corp.*	1,397	18,706
Juniper Networks, Inc.*	3,391	84,775
Motorola, Inc.	14,627	136,031
QUALCOMM, Inc.	10,394	426,154
Tellabs, Inc.*	2,891	15,756

		1,868,754

Computers & Peripherals - 4.4%
Apple, Inc.*	5,665	812,928
Dell, Inc.*	14,350	285,852
EMC Corp.*	13,427	192,543
Hewlett-Packard Co.	15,893	725,675
International Business Machines Corp.	8,923	1,027,394
Lexmark International, Inc.*	624	19,169
NetApp, Inc.*	2,206	44,230
QLogic Corp.*	903	13,861
SanDisk Corp.*	1,503	33,923
Sun Microsystems, Inc.*	5,112	79,389
Teradata Corp.*	1,220	26,913

		3,261,877

EQUITY SECURITIES - 99.5%	Shares	Value

Construction & Engineering - 0.2%
Fluor Corp.	570	$80,461
Jacobs Engineering Group, Inc.*	783	57,621

		138,082

Construction Materials - 0.1%
Vulcan Materials Co.	700	46,480

Consumer Finance - 0.7%
American Express Co.	7,483	327,157
Capital One Financial Corp.	2,405	118,374
Discover Financial Services	3,063	50,141
SLM Corp.	3,009	46,188

		541,860

Containers & Packaging - 0.1%
Ball Corp.	629	28,896
Bemis Co., Inc.	690	17,547
Pactiv Corp.*	837	21,938
Sealed Air Corp.	1,036	26,159

		94,540

Distributors - 0.1%
Genuine Parts Co.	1,066	42,875

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	887	38,318
H&R Block, Inc.	2,142	44,468

		82,786

Diversified Financial Services - 4.3%
Bank of America Corp.	28,619	1,084,946
CIT Group, Inc.	1,216	14,410
Citigroup, Inc.	33,587	719,434
CME Group, Inc.	344	161,370
IntercontinentalExchange, Inc.*	449	58,595
JPMorgan Chase & Co.	21,897	940,476
Leucadia National Corp.	1,087	49,154
Moody’s Corp.	1,375	47,891
NYSE Euronext	1,740	107,375

		3,183,651

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	38,912	1,490,330
CenturyTel, Inc.	707	23,501
Citizens Communications Co.	2,101	22,040
Embarq Corp.	1,023	41,022
Qwest Communications International, Inc.	10,074	45,635
Verizon Communications, Inc.	18,503	674,434
Windstream Corp.	3,058	36,543

		2,333,505

EQUITY SECURITIES - 99.5%	Shares	Value

Electric Utilities - 2.1%
Allegheny Energy, Inc.	1,079	$54,489
American Electric Power Co., Inc.	2,582	107,489
Duke Energy Corp.	8,079	144,210
Edison International	2,089	102,403
Entergy Corp.	1,246	135,914
Exelon Corp.	4,262	346,373
FirstEnergy Corp.	1,967	134,975
FPL Group, Inc.	2,609	163,689
Pepco Holdings, Inc.	1,290	31,889
Pinnacle West Capital Corp.	700	24,556
PPL Corp.	2,384	109,473
Progress Energy, Inc.	1,661	69,264
Southern Co.	4,928	175,486

		1,600,210

Electrical Equipment - 0.5%
Cooper Industries Ltd.	1,154	46,333
Emerson Electric Co.	5,044	259,564
Rockwell Automation, Inc.	957	54,951

		360,848

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	2,351	70,130
Jabil Circuit, Inc.	1,291	12,213
Molex, Inc.	948	21,956
Tyco Electronics Ltd.	3,185	109,309

		213,608

Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	1,995	136,658
BJ Services Co.	1,923	54,825
Cameron International Corp.*	1,410	58,712
ENSCO International, Inc.	929	58,174
Halliburton Co.	5,643	221,939
Nabors Industries Ltd.*	1,814	61,259
National Oilwell Varco, Inc.*	2,302	134,391
Noble Corp.	1,718	85,333
Rowan Co’s, Inc.	730	30,061
Schlumberger Ltd.	7,705	670,335
Smith International, Inc.	1,323	84,976
Transocean, Inc.	2,037	275,403
Weatherford International Ltd.*	2,160	156,535

		2,028,601

EQUITY SECURITIES - 99.5%	Shares	Value

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	2,782	$180,747
CVS Caremark Corp.	9,228	373,826
Kroger Co.	4,362	110,795
Safeway, Inc.	2,898	85,056
SUPERVALU, Inc.	1,387	41,582
SYSCO Corp.	3,895	113,033
Walgreen Co.	6,348	241,795
Wal-Mart Stores, Inc.	15,232	802,422
Whole Foods Market, Inc.	940	30,992

		1,980,248

Food Products - 1.6%
Archer-Daniels-Midland Co.	4,117	169,456
Campbell Soup Co.	1,420	48,209
ConAgra Foods, Inc.	3,122	74,772
Dean Foods Co.	976	19,608
General Mills, Inc.	2,171	129,999
H.J. Heinz Co.	2,030	95,349
Hershey Co.	1,116	42,040
Kellogg Co.	1,680	88,301
Kraft Foods, Inc.	9,907	307,216
McCormick & Co., Inc.	819	30,278
Sara Lee Corp.	4,637	64,825
Tyson Foods, Inc.	1,741	27,769
Wm. Wrigley Jr. Co.	1,395	87,662

		1,185,484

Gas Utilities - 0.1%
Nicor, Inc.	319	10,690
Questar Corp.	1,107	62,612

		73,302

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	4,061	234,807
Becton Dickinson & Co.	1,574	135,128
Boston Scientific Corp.*	8,591	110,566
C.R. Bard, Inc.	657	63,335
Covidien Ltd.	3,188	141,069
Hospira, Inc.*	1,010	43,198
Medtronic, Inc.	7,245	350,441
St. Jude Medical, Inc.*	2,249	97,134
Stryker Corp.	1,565	101,803
Varian Medical Systems, Inc.*	834	39,065
Zimmer Holdings, Inc.*	1,504	117,101

		1,433,647

Health Care Providers & Services - 1.9%
Aetna, Inc.	3,204	134,856
AmerisourceBergen Corp.	1,049	42,988
Cardinal Health, Inc.	2,316	121,613
Cigna Corp.	1,789	72,580
Coventry Health Care, Inc.*	1,031	41,601

EQUITY SECURITIES - 99.5%	Shares	Value

Express Scripts, Inc.*	1,614	$103,813
Humana, Inc.*	1,140	51,140
Laboratory Corp. of America Holdings*	713	52,534
McKesson Corp.	1,853	97,042
Medco Health Solutions, Inc.*	3,376	147,835
Patterson Co’s, Inc.*	834	30,274
Quest Diagnostics, Inc.	1,005	45,496
Tenet Healthcare Corp.*	3,036	17,184
UnitedHealth Group, Inc.	8,065	277,113
WellPoint, Inc.*	3,492	154,102

		1,390,171

Health Care Technology - 0.0%
IMS Health, Inc.	1,243	26,115

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	2,799	113,303
Darden Restaurants, Inc.	950	30,922
International Game Technology	2,017	81,104
Marriott International, Inc.	1,940	66,658
McDonald’s Corp.	7,423	413,981
Starbucks Corp.*	4,680	81,900
Starwood Hotels & Resorts Worldwide, Inc.	1,215	62,876
Wendy’s International, Inc.	600	13,836
Wyndham Worldwide Corp.	1,207	24,961
Yum! Brands, Inc.	3,065	114,049

		1,003,590

Household Durables - 0.5%
Black & Decker Corp.	401	26,506
Centex Corp.	800	19,368
D.R. Horton, Inc.	1,804	28,413
Fortune Brands, Inc.	1,012	70,334
Harman International Industries, Inc.	399	17,372
KB Home	529	13,082
Leggett & Platt, Inc.	1,090	16,623
Lennar Corp.	920	17,305
Newell Rubbermaid, Inc.	1,824	41,715
Pulte Homes, Inc.	1,403	20,414
Snap-on, Inc.	373	18,967
Stanley Works	505	24,048
Whirlpool Corp.	488	42,349

		356,496

Household Products - 2.5%
Clorox Co.	895	50,693
Colgate-Palmolive Co.	3,266	254,454
Kimberly-Clark Corp.	2,710	174,931
Procter & Gamble Co.	19,835	1,389,838

		1,869,916

EQUITY SECURITIES - 99.5%	Shares	Value

Independent Power Producers & Energy Traders - 0.3%
AES Corp.*	4,291	$71,531
Constellation Energy Group, Inc.	1,165	102,834
Dynegy, Inc.*	3,193	25,193

		199,558

Industrial Conglomerates - 4.0%
3M Co.	4,567	361,478
General Electric Co.	64,394	2,383,222
Textron, Inc.	1,603	88,838
Tyco International Ltd.	3,170	139,639

		2,973,177

Insurance - 4.0%
ACE Ltd.	2,113	116,342
Aflac, Inc.	3,061	198,812
Allstate Corp.	3,613	173,641
Ambac Financial Group, Inc.	1,848	10,626
American International Group, Inc.	16,265	703,461
AON Corp.	1,932	77,666
Assurant, Inc.	600	36,516
Chubb Corp.	2,387	118,109
Cincinnati Financial Corp.	1,065	40,513
Genworth Financial, Inc.	2,814	63,709
Hartford Financial Services Group, Inc.	2,012	152,449
Lincoln National Corp.	1,705	88,660
Loews Corp.	2,818	113,340
Marsh & McLennan Co.’s, Inc.	3,332	81,134
MBIA, Inc.	1,283	15,678
MetLife, Inc.	4,571	275,449
Principal Financial Group, Inc.	1,677	93,442
Progressive Corp.	4,473	71,881
Prudential Financial, Inc.	2,873	224,812
Safeco Corp.	574	25,187
Torchmark Corp.	587	35,285
Travelers Co.’s, Inc.	3,997	191,257
Unum Group	2,311	50,865
XL Capital Ltd.	1,142	33,746

		2,992,580

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	1,989	141,816
Expedia, Inc.*	1,400	30,646
IAC/InterActiveCorp.*	1,180	24,497

		196,959

EQUITY SECURITIES - 99.5%	Shares	Value

Internet Software & Services - 1.6%
Akamai Technologies, Inc.*	1,120	$31,539
eBay, Inc.*	7,191	214,579
Google, Inc.*	1,494	658,062
VeriSign, Inc.*	1,376	45,738
Yahoo!, Inc.*	8,562	247,699

		1,197,617

IT Services - 0.9%
Affiliated Computer Services, Inc.*	644	32,271
Automatic Data Processing, Inc.	3,371	142,897
Cognizant Technology Solutions Corp.*	1,863	53,710
Computer Sciences Corp.*	1,055	43,033
Convergys Corp.*	900	13,554
Electronic Data Systems Corp.	3,281	54,629
Fidelity National Information Services, Inc.	1,126	42,946
Fiserv, Inc.*	1,057	50,831
Paychex, Inc.	2,136	73,179
Total System Services, Inc.	1,320	31,231
Unisys Corp.*	2,227	9,866
Western Union Co.	4,811	102,330

		650,477

Leisure Equipment & Products - 0.2%
Brunswick Corp.	587	9,374
Eastman Kodak Co.	1,892	33,432
Hasbro, Inc.	971	27,091
Mattel, Inc.	2,420	48,158

		118,055

Life Sciences - Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	1,077	35,390
Millipore Corp.*	355	23,931
PerkinElmer, Inc.	801	19,424
Thermo Fisher Scientific, Inc.*	2,704	153,695
Waters Corp.*	645	35,927

		268,367

Machinery - 1.9%
Caterpillar, Inc.	4,022	314,882
Cummins, Inc.	1,311	61,381
Danaher Corp.	1,639	124,613
Deere & Co.	2,812	226,197
Dover Corp.	1,274	53,228
Eaton Corp.	945	75,288
Illinois Tool Works, Inc.	2,582	124,530
Ingersoll-Rand Co. Ltd.	1,746	77,837
ITT Corp.	1,171	60,669
Manitowoc Co., Inc.	850	34,680
PACCAR, Inc.	2,360	106,200
Pall Corp.	809	28,372
Parker Hannifin Corp.	1,085	75,158
Terex Corp.*	656	41,000

		1,404,035

EQUITY SECURITIES - 99.5%	Shares	Value

Media - 2.9%
CBS Corp., Class B	4,389	$96,909
Clear Channel Communications, Inc.	3,191	93,241
Comcast Corp.	19,407	375,331
DIRECTV Group, Inc.*	4,597	113,960
E.W. Scripps Co.	611	25,668
Gannett Co., Inc.	1,537	44,650
Interpublic Group of Co.’s, Inc.*	3,023	25,423
McGraw-Hill Co.’s, Inc.	2,109	77,928
Meredith Corp.	243	9,295
New York Times Co.	922	17,407
News Corp.	14,828	278,025
Omnicom Group, Inc.	2,066	91,276
Time Warner, Inc.	23,145	324,493
Viacom, Inc., Class B*	4,131	163,670
Walt Disney Co.	12,189	382,491
Washington Post Co., Class B	39	25,799

		2,145,566

Metals & Mining - 1.1%
Alcoa, Inc.	5,248	189,243
Allegheny Technologies, Inc.	675	48,168
Freeport-McMoRan Copper & Gold, Inc.	2,447	235,450
Newmont Mining Corp.	2,894	131,098
Nucor Corp.	1,845	124,980
Titanium Metals Corp.	580	8,729
United States Steel Corp.	762	96,675

		834,343

Multiline Retail - 0.8%
Big Lots, Inc.*	580	12,934
Dillard’s, Inc.	300	5,163
Family Dollar Stores, Inc.	961	18,740
J.C. Penney Co., Inc.	1,420	53,548
Kohl’s Corp.*	2,010	86,209
Macy’s, Inc.	2,773	63,945
Nordstrom, Inc.	1,205	39,283
Sears Holdings Corp.*	471	48,084
Target Corp.	5,277	267,438

		595,344

Multi-Utilities - 1.1%
Ameren Corp.	1,332	58,661
Centerpoint Energy, Inc.	2,120	30,252
CMS Energy Corp.	1,443	19,538
Consolidated Edison, Inc.	1,788	70,984
Dominion Resources, Inc.	3,743	152,864
DTE Energy Co.	1,049	40,796

EQUITY SECURITIES - 99.5%	Shares	Value

Integrys Energy Group, Inc.	492	$22,947
NiSource, Inc.	1,756	30,273
PG&E Corp.	2,269	83,545
Public Service Enterprise Group, Inc.	3,278	131,743
Sempra Energy	1,674	89,191
TECO Energy, Inc.	1,349	21,517
Xcel Energy, Inc.	2,689	53,645

		805,956

Office Electronics - 0.1%
Xerox Corp.	5,920	88,622

Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	3,018	190,225
Apache Corp.	2,146	259,280
Chesapeake Energy Corp.	2,929	135,173
Chevron Corp.	13,387	1,142,714
ConocoPhillips	10,066	767,130
Consol Energy, Inc.	1,200	83,028
Devon Energy Corp.	2,850	297,340
El Paso Corp.	4,486	74,647
EOG Resources, Inc.	1,577	189,240
Exxon Mobil Corp.	34,482	2,916,488
Hess Corp.	1,799	158,636
Marathon Oil Corp.	4,551	207,526
Murphy Oil Corp.	1,206	99,061
Noble Energy, Inc.	1,101	80,153
Occidental Petroleum Corp.	5,308	388,386
Peabody Energy Corp.	1,747	89,097
Range Resources Corp.	970	61,547
Spectra Energy Corp.	4,051	92,160
Sunoco, Inc.	758	39,772
Tesoro Corp.	879	26,370
Valero Energy Corp.	3,446	169,233
Williams Co.’s, Inc.	3,800	125,324
XTO Energy, Inc.	3,290	203,519

		7,796,049

Paper & Forest Products - 0.2%
International Paper Co.	2,741	74,555
MeadWestvaco Corp.	1,122	30,541
Weyerhaeuser Co.	1,342	87,284

		192,380

Personal Products - 0.2%
Avon Products, Inc.	2,748	108,656
Estee Lauder Co.’s, Inc.	730	33,470

		142,126

EQUITY SECURITIES - 99.5%	Shares	Value

Pharmaceuticals - 6.1%
Abbott Laboratories, Inc.	9,964	$549,515
Allergan, Inc.	1,972	111,201
Barr Pharmaceuticals, Inc.*	700	33,817
Bristol-Myers Squibb Co.	12,763	271,852
Eli Lilly & Co.	6,376	328,938
Forest Laboratories, Inc.*	1,999	79,980
Johnson & Johnson	18,256	1,184,267
King Pharmaceuticals, Inc.*	1,613	14,033
Merck & Co., Inc.	13,958	529,706
Mylan, Inc.	1,948	22,597
Pfizer, Inc.	43,575	912,025
Schering-Plough Corp.	10,377	149,532
Watson Pharmaceuticals, Inc.*	665	19,498
Wyeth	8,627	360,263

		4,567,224

Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co.	592	21,199
AvalonBay Communities, Inc.	505	48,743
Boston Properties, Inc.	770	70,894
Developers Diversified Realty Corp.	771	32,289
Equity Residential	1,739	72,151
General Growth Properties, Inc.	1,693	64,622
HCP, Inc.	1,506	51,243
Host Hotels & Resorts, Inc.	3,347	53,284
Kimco Realty Corp.	1,604	62,829
Plum Creek Timber Co, Inc.	1,104	44,933
ProLogis	1,649	97,060
Public Storage, Inc.	822	72,846
Simon Property Group, Inc.	1,429	132,768
Vornado Realty Trust	865	74,572

		899,433

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	1,121	24,258

Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,921	177,155
CSX Corp.	2,601	145,838
Norfolk Southern Corp.	2,426	131,780
Ryder System, Inc.	374	22,780
Union Pacific Corp.	1,683	211,015

		688,568

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	3,791	22,329
Altera Corp.	1,981	36,510
Analog Devices, Inc.	1,942	57,328
Applied Materials, Inc.	8,728	170,283
Broadcom Corp.*	3,014	58,080

EQUITY SECURITIES - 99.5%	Shares	Value

Intel Corp.	37,338	$790,819
KLA-Tencor Corp.	1,202	44,594
Linear Technology Corp.	1,431	43,917
LSI Corp.*	4,521	22,379
MEMC Electronic Materials, Inc.*	1,468	104,081
Microchip Technology, Inc.	1,218	39,865
Micron Technology, Inc.*	4,869	29,068
National Semiconductor Corp.	1,506	27,590
Novellus Systems, Inc.*	658	13,851
NVIDIA Corp.*	3,621	71,660
Teradyne, Inc.*	1,146	14,233
Texas Instruments, Inc.	8,548	241,652
Xilinx, Inc.	1,846	43,843

		1,832,082

Software - 3.4%
Adobe Systems, Inc.*	3,678	130,900
Autodesk, Inc.*	1,479	46,559
BMC Software, Inc.*	1,239	40,292
CA, Inc.	2,510	56,475
Citrix Systems, Inc.*	1,200	35,196
Compuware Corp.*	1,900	13,946
Electronic Arts, Inc.*	2,017	100,689
Intuit, Inc.*	2,131	57,558
Microsoft Corp.	51,586	1,464,011
Novell, Inc.*	2,312	14,542
Oracle Corp.*	25,417	497,157
Symantec Corp.*	5,554	92,307

		2,549,632

Specialty Retail - 1.6%
Abercrombie & Fitch Co.	556	40,666
AutoNation, Inc.*	911	13,638
Autozone, Inc.*	285	32,442
Bed Bath & Beyond, Inc.*	1,696	50,032
Best Buy Co., Inc.	2,316	96,021
GameStop Corp.*	1,038	53,675
Gap, Inc.	2,981	58,666
Home Depot, Inc.	10,810	302,356
Limited Brands, Inc.	1,993	34,080
Lowe’s Co.’s, Inc.	9,369	214,925
Office Depot, Inc.*	1,800	19,890
OfficeMax, Inc.	500	9,570
RadioShack Corp.	800	13,000
Sherwin-Williams Co.	657	33,533
Staples, Inc.	4,530	100,158
Tiffany & Co.	819	34,267
TJX Co.’s, Inc.	2,801	92,629

		1,199,548

EQUITY SECURITIES - 99.5%	Shares	Value

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,267	$68,350
Jones Apparel Group, Inc.	547	7,341
Liz Claiborne, Inc.	637	11,561
Nike, Inc., Class B	2,460	167,280
Polo Ralph Lauren Corp.	400	23,316
VF Corp.	566	43,871

		321,719

Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	3,713	20,422
Fannie Mae	6,266	164,921
Freddie Mac	4,167	105,508
Hudson City Bancorp, Inc.	3,337	58,998
MGIC Investment Corp.	874	9,203
Sovereign Bancorp, Inc.	2,308	21,511
Washington Mutual, Inc.	5,559	57,258

		437,821

Tobacco - 1.5%
Altria Group, Inc.	13,575	301,365
Philip Morris International, Inc.*	13,575	686,623
Reynolds American, Inc.	1,129	66,645
UST, Inc.	963	52,503

		1,107,136

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	435	33,230

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	2,592	101,632
Sprint Nextel Corp.	18,232	121,972

		223,604

Total Equity Securities (Cost $70,530,356)		74,263,435

	Principal
U.S. Treasury - 0.3%	Amount

United States Treasury Bills, 7/31/08 #	$200,000	198,985

Total U.S. Treasury (Cost $198,985)		198,985

TOTAL INVESTMENTS (Cost $70,729,341) - 99.8%		74,462,420
Other assets and liabilities, net - 0.2%		177,247

NET ASSETS - 100%		$74,639,667

Underlying
			Face	Unrealized
	Number of	Expiration	Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Purchased:
E-mini S&P 500 #	5	6/08	$331,000	($655)

*	Non-income producing security.

#	Futures collateralized by 200,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	Principal
Taxable Variable Rate Demand Notes* - 76.9%	Amount	Value

Alabama State IDA Revenue, 2.93%, 5/1/10, LOC: Regions Bank (r)	$110,000	$110,000
Albany New York IDA Civic Facilities Revenue, 3.18%, 5/1/27, LOC: Bank of America (r)	1,000,000	1,000,000
Byron Park, 2.09%, 1/20/31, LOC: Crédit Agricole (r)	2,200,000	2,200,000
Chatham Centre LLC, 3.00%, 4/1/22, LOC: Bank of North Georgia (r)	955,000	955,000
CIDC-Hudson House LLC New York Revenue, 3.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	930,000	930,000
Dayton Wheel Concepts, Inc., 3.70%, 5/1/24, LOC: National City Bank (r)	1,466,000	1,466,000
Dewberry IV LLLP, 2.85%, 9/1/25, LOC: PNC Bank (r)	1,100,000	1,100,000
District of Columbia Revenue, 2.93%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
Durham North Carolina GO, 2.73%, 5/1/18, BPA: Bank of America (r)	2,460,000	2,460,000
Florida State Housing Finance Corp. MFH Revenue, 2.90%, 10/15/32, LOC: Fannie Mae (r)	420,000	420,000
Four Fishers LLC, 2.73%, 4/1/24, LOC: LaSalle Bank Midwest (r)	2,800,000	2,800,000
Franklin County Pennsylvania IDA Revenue, 2.77%, 10/1/10, LOC: M&T Trust Co. (r)	1,120,000	1,120,000
Fuller Road Management Corp. New York Revenue, 3.33%, 7/1/37, LOC: Key Bank (r)	4,000,000	4,000,000
Grove City Church of the Nazarene, 3.80%, 2/1/24, LOC: National City Bank (r)	846,000	846,000
Haskell Capital Partners Ltd., 2.78%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	635,000	635,000

	Principal
Taxable Variable Rate Demand Notes* - 76.9%	Amount	Value

Hillcrest Baptist Church, 4.04%, 12/1/20, LOC: Wachovia Bank (r)	$3,195,000	$3,195,000
Holland Board of Public Works Home Building Co., 2.87%, 11/1/22, LOC: Wells Fargo Bank (r)	1,135,000	1,135,000
Hopkinsville Kentucky Industrial Building LO Revenue, 3.11%, 8/1/24, LOC: Comerica Bank (r)	1,945,000	1,945,000
Illinois State Development Finance Authority Revenue, 2.70%, 7/1/10, LOC: LaSalle Bank (r)	300,000	300,000
Iowa State Finance Authority IDA Revenue, 2.93%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jack Leasing LLC, 2.77%, 9/23/29, LOC: M&T Trust Co. (r)	3,235,000	3,235,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 3.65%, 9/1/17, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Macon-Bibb County Georgia IDA Revenue, 2.80%, 7/1/14, LOC: Regions Bank (r)	905,000	905,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 3.03%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	310,000	310,000
Minnesota State Agricultural & Economic Development Board Revenue, 3.75%, 2/15/17, LOC: Wells Fargo Bank, Assured Guaranty Corp. Insured (r)	4,000,000	4,000,000
Mississippi Business Finance Corp. Revenue, 2.80%, 8/1/24, LOC: Regions Bank (r)	1,650,000	1,650,000
MOB Management One LLC, 3.25%, 12/1/26, LOC: Columbus Bank & Trust (r)	930,000	930,000
New York City New York Housing Development Corp. MFH Revenue:
3.25%, 6/15/34, CF: Fannie Mae (r)	2,200,000	2,200,000
3.00%, 12/1/35, CF: Freddie Mac (r)	1,545,000	1,545,000
New York State MMC Corp. Revenue, 3.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
North Carolina State Education Assistance Authority Revenue, 8.00%, 9/1/35, BPA: Royal Bank of Canada, AMBAC Insured (r)	4,600,000	4,600,000
Ogden City Utah Redevelopment Agency Revenue, 2.66%, 1/1/31, LOC: Bank of New York (r)	2,840,000	2,840,000
Osprey Management Co. LLC, 2.77%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Peoploungers, Inc., 2.77%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	135,000	135,000
Post Apartment Homes LP, 2.68%, 7/15/29, LOC: Fannie Mae (r)	10,050,000	10,050,000
Putnam County New York IDA Revenue, 3.18%, 7/1/32, LOC: RBS Citizens (r)	2,885,000	2,885,000
Rathbone LLC, 3.11%, 1/1/38, LOC: Comerica Bank (r)	625,000	625,000
Renaissance Ketchikan Group LLC, 2.74%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	4,000,000	4,000,000
Rex Lumber LLC, 2.78%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,260,000	1,260,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.73%, 12/1/37, LOC: Allied Irish Bank (r)	1,000,000	1,000,000
Savannah Georgia Economic Development Authority Revenue, 2.85%, 3/1/18, LOC: SunTrust Bank (r)	855,000	855,000
Scott Street Land Co., 3.85%, 1/3/22, LOC: Fifth Third Bank (r)	455,000	455,000
Sea Island Co., 2.90%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,175,000	1,175,000
Shawnee Kansas Private Activity Revenue, 3.25%, 12/1/12, LOC: JPMorgan Chase Bank (r)	790,000	790,000

	Principal
Taxable Variable Rate Demand Notes* - 76.9%	Amount	Value

St. Paul Minnesota Port Authority Revenue:
3.60%, 6/1/11, LOC: U.S. Bank (r)	$270,000	$270,000
3.20%, 12/1/23, LOC: Dexia Credit Local (r)	720,000	720,000
Stice-Hill Holding LC, 2.78%, 12/1/23, LOC: Hancock Bank (r)	2,820,000	2,820,000
Texas State GO, 3.00%, 12/1/29, BPA: Depfa Bank Plc (r)	4,000,000	4,000,000
Tyler Enterprises LLC, 2.78%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	1,140,000	1,140,000

Total Taxable Variable Rate Demand Notes (Cost $92,842,000)		92,842,000

U.S. Government Agencies and Instrumentalities - 26.0%
Fannie Mae:
4.875%, 4/10/08	1,000,000	1,000,027
6.00%, 5/15/08	500,000	500,628
5.00%, 7/25/08	250,000	250,457
Fannie Mae Discount Notes, 5/12/08	500,000	497,153
Farmer Mac, 2.50%, 4/1/09	500,000	500,000
Federal Home Loan Bank:
2.935%, 8/15/08 (r)	2,000,000	2,000,494
2.65%, 9/17/08 (r)	1,000,000	999,897
4.25%, 9/26/08	1,000,000	997,583
4.60%, 10/29/08	250,000	250,000
4.50%, 10/30/08	1,000,000	1,000,000
4.57%, 11/28/08	1,000,000	1,000,000
4.375%, 12/11/08	500,000	500,000
3.16%, 1/7/09	500,000	500,017
4.20%, 1/7/09	500,000	500,000
4.00%, 1/9/09	500,000	500,000
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.976%, 2/11/09 (r)	2,000,000	2,000,952
2.945%, 2/18/09 (r)	1,000,000	1,000,656
2.75%, 2/20/09	500,000	500,000
2.98%, 2/27/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,001,096
3.00%, 3/4/09	1,000,000	1,000,000
2.90%, 3/5/09	500,000	500,000
2.90%, 3/20/09	250,000	250,000
2.574%, 4/24/09 (r)	2,000,000	2,000,000
2.963%, 8/10/09 (r)	1,000,000	1,000,000
2.529%, 8/21/09 (r)	1,000,000	1,000,000
3.061%, 9/4/09 (r)	1,000,000	1,000,000
Freddie Mac:
2.65%, 5/30/08	291,000	289,776
5.00%, 7/23/08	1,000,000	1,000,761
4.37%, 1/16/09	1,650,000	1,650,000
2.85%, 2/13/09	500,000	500,000
2.85%, 2/19/09	1,000,000	1,000,046
2.60%, 3/17/09	500,000	500,000
2.92%, 3/30/09	500,000	500,208
Freddie Mac Discount Notes:
4/11/08	1,000,000	998,627
4/28/08	250,000	249,049

	Principal
	Amount	Value

Total U.S. Government Agencies and Instrumentalities (Cost $31,437,427)		$31,437,427

TOTAL INVESTMENTS (Cost $124,279,427) - 102.9%		124,279,427
Other assets and liabilities, net - (2.9%)		(3,483,949)

NET ASSETS - 100%		$120,795,478

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LLLP: Limited Liability Limited Partnership
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

EQUITY SECURITIES - 97.1%	Shares	Value

Aerospace & Defense - 1.3%
Goodrich Corp.	10,339	$594,596
Spirit AeroSystems Holdings, Inc.*	7,326	162,491

		757,087

EQUITY SECURITIES - 97.1%	Shares	Value

Airlines - 1.3%
AMR Corp.*	15,794	$142,462
Continental Airlines, Inc., Class B*	8,073	155,244
Delta Air Lines, Inc.*	12,897	110,914
Northwest Airlines Corp.*	13,206	118,722
UAL Corp.	3,458	74,450
US Airways Group, Inc.*	16,325	145,456

		747,248

Auto Components - 2.2%
ArvinMeritor, Inc.	24,158	302,217
Goodyear Tire & Rubber Co.*	9,312	240,250
Johnson Controls, Inc.	6,442	217,740
Magna International, Inc.	2,917	210,461
WABCO Holdings, Inc.	7,220	329,376

		1,300,044

Automobiles - 2.9%
Ford Motor Co.*	233,207	1,333,944
General Motors Corp.	18,822	358,559

		1,692,503

Building Products - 1.5%
Trane, Inc.	13,429	616,391
USG Corp.*	6,170	227,179

		843,570

Capital Markets - 0.3%
Invesco Ltd.	7,442	181,287

Chemicals - 5.2%
Eastman Chemical Co.	15,571	972,409
Lubrizol Corp.	10,598	588,295
Mosaic Co.*	7,344	753,494
PPG Industries, Inc.	11,350	686,789

		3,000,987

Commercial Services & Supplies - 1.8%
Deluxe Corp.	7,735	148,590
Dun & Bradstreet Corp.	2,161	175,862
Pitney Bowes, Inc.	3,707	129,819
Ritchie Bros. Auctioneers, Inc.	6,992	574,183

		1,028,454

Communications Equipment - 0.5%
Tellabs, Inc.*	48,831	266,129

EQUITY SECURITIES - 97.1%	Shares	Value

Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV	9,063	$355,632
Fluor Corp.	2,790	393,837
Insituform Technologies, Inc.*	2,833	39,180

		788,649

Distributors - 0.2%
Genuine Parts Co.	3,296	132,565

Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	8,039	267,216
Qwest Communications International, Inc.	91,361	413,865
Windstream Corp.	26,051	311,310

		992,391

Electric Utilities - 0.3%
Pinnacle West Capital Corp.	4,077	143,021

Electrical Equipment - 2.3%
A.O. Smith Corp.	8,286	272,361
Cooper Industries Ltd.	16,934	679,900
Rockwell Automation, Inc.	6,805	390,743

		1,343,004

Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc.*	14,470	431,640
Celestica, Inc.*	59,196	397,797
Flextronics International Ltd.*	56,829	533,624

		1,363,061

Energy Equipment & Services - 6.3%
BJ Services Co.	28,362	808,601
Cameron International Corp.*	15,283	636,384
ENSCO International, Inc.	2,672	167,321
Nabors Industries Ltd.*	6,303	212,852
National Oilwell Varco, Inc.*	4,938	288,280
Smith International, Inc.	5,364	344,530
Transocean, Inc.	4,003	541,206
Weatherford International Ltd.*	9,147	662,883

		3,662,057

Food Products - 0.2%
Reddy Ice Holdings, Inc.	10,388	135,356

Gas Utilities - 0.3%
Questar Corp.	2,822	159,612

Health Care Equipment & Supplies - 0.3%
Hospira, Inc.*	3,589	153,501

EQUITY SECURITIES - 97.1%	Shares	Value

Health Care Providers & Services - 0.3%
McKesson Corp.	3,637	$190,470

Hotels, Restaurants & Leisure - 1.8%
Royal Caribbean Cruises Ltd.	31,320	1,030,428

Household Durables - 3.1%
Centex Corp.	2,991	72,412
D.R. Horton, Inc.	4,699	74,009
KB Home	2,917	72,138
Mohawk Industries, Inc.*	3,148	225,428
Pulte Homes, Inc.	4,128	60,062
Stanley Works	16,109	767,111
Whirlpool Corp.	6,385	554,090

		1,825,250

Independent Power Producers & Energy Traders - 0.2%
Mirant Corp.*	3,841	139,774

Industrial Conglomerates - 1.2%
McDermott International, Inc.*	6,921	379,409
Textron, Inc.	5,761	319,275

		698,684

Insurance - 12.7%
ACE Ltd.	17,801	980,123
AMBAC Financial Group, Inc.	3,142	18,067
AON Corp.	26,447	1,063,170
Axis Capital Holdings Ltd.	16,179	549,762
Everest Re Group Ltd.	14,909	1,334,803
Lincoln National Corp.	6,792	353,184
Loews Corp.	11,342	456,175
Marsh & McLennan Co.’s, Inc.	10,884	265,025
MBIA, Inc.	5,119	62,554
PartnerRe Ltd.	15,936	1,215,917
Willis Group Holdings Ltd.	9,743	327,462
XL Capital Ltd.	25,198	744,601

		7,370,843

IT Services - 1.5%
Computer Sciences Corp.*	10,518	429,029
Electronic Data Systems Corp.	27,728	461,671

		890,700

Leisure Equipment & Products - 1.0%
Eastman Kodak Co.	18,482	326,577
Hasbro, Inc.	8,518	237,652

		564,229

EQUITY SECURITIES - 97.1%	Shares	Value

Machinery - 7.9%
AGCO Corp.*	20,789	$1,244,845
Cummins, Inc.	6,103	285,743
Eaton Corp.	16,448	1,310,412
Ingersoll-Rand Co. Ltd.	20,975	935,066
Manitowoc Co., Inc.	13,068	533,174
Terex Corp.*	3,502	218,875
Timken Co.	2,951	87,704

		4,615,819

Media - 2.1%
Interpublic Group of Co.’s, Inc.*	35,684	300,103
National CineMedia, Inc.	19,433	436,854
Regal Entertainment Group	26,591	512,940

		1,249,897

Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	6,904	664,303
Nucor Corp.	6,742	456,703

		1,121,006

Multiline Retail - 3.4%
Family Dollar Stores, Inc.	32,991	643,325
J.C. Penney Co., Inc.	2,024	76,325
Kohl’s Corp.*	12,697	544,574
Macy’s, Inc.	27,258	628,570
Nordstrom, Inc.	2,399	78,207

		1,971,001

Multi-Utilities - 1.9%
Consolidated Edison, Inc.	3,297	130,891
DTE Energy Co.	3,440	133,782
Energy East Corp.	7,832	188,908
NiSource, Inc.	7,742	133,472
Sempra Energy	10,190	542,923

		1,129,976

Oil, Gas & Consumable Fuels - 8.2%
Chesapeake Energy Corp.	7,553	348,571
El Paso Corp.	38,138	634,617
Enbridge, Inc.	20,408	839,993
Hess Corp.	3,205	282,617
Newfield Exploration Co.*	14,338	757,763
Pioneer Natural Resources Co.	13,101	643,521
Southwestern Energy Co.*	29,062	979,099
Sunoco, Inc.	5,500	288,585

		4,774,766

Paper & Forest Products - 0.8%
MeadWestvaco Corp.	17,670	480,977

EQUITY SECURITIES - 97.1%	Shares	Value

Pharmaceuticals - 1.2%
King Pharmaceuticals, Inc.*	16,771	$145,908
Mylan, Inc.	49,556	574,849

		720,757

Real Estate Investment Trusts - 2.6%
Boston Properties, Inc.	1,645	151,455
Equity Residential	11,446	474,895
Rayonier, Inc.	10,914	474,104
Simon Property Group, Inc.	4,481	416,330

		1,516,784

Real Estate Management & Development - 0.4%
St Joe Co.	5,718	245,474

Road & Rail - 2.6%
CSX Corp.	16,346	916,520
Kansas City Southern*	15,336	615,127

		1,531,647

Semiconductors & Semiconductor Equipment - 4.2%
Intersil Corp.	18,352	471,096
LSI Corp.*	72,806	360,390
Maxim Integrated Products, Inc.	21,778	444,053
Microchip Technology, Inc.	14,601	477,891
Micron Technology, Inc.*	39,854	237,928
National Semiconductor Corp.	25,059	459,081

		2,450,439

Software - 1.6%
BMC Software, Inc.*	16,815	546,824
McAfee, Inc.*	12,315	407,503

		954,327

Specialty Retail - 0.8%
Bed Bath & Beyond, Inc.*	15,408	454,536

Textiles, Apparel & Luxury Goods - 1.4%
Liz Claiborne, Inc.	11,180	202,917
VF Corp.	7,985	618,917

		821,834

Tobacco - 2.0%
Loews Corp. — Carolina Group	14,225	1,032,024
Reynolds American, Inc.	2,313	136,536

		1,168,560

Total Equity Securities (Cost $63,059,497)		56,608,704

	Principal
U.S. Government Agencies and Instrumentalities - 2.1%	Amount

Federal Home Loan Bank Discount Notes, 4/1/08	$1,200,000	1,200,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,200,000)		1,200,000

TOTAL INVESTMENTS (Cost $64,259,497) - 99.2%		57,808,704
Other assets and liabilities, net - 0.8%		463,787

NET ASSETS - 100%		$58,272,491

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

Equity Securities - 92.8%	Shares	Value

Aerospace & Defense - 3.8%
Heico Corp.	4,200	$204,750
Teledyne Technologies, Inc.*	8,300	390,100

		594,850

Auto Components - 2.2%
Gentex Corp.	19,700	337,855

Capital Markets - 4.7%
Evercore Partners, Inc.	18,200	323,050
Jefferies Group, Inc.	20,100	324,213
Penson Worldwide, Inc.*	10,100	93,223

		740,486

Commercial Banks - 4.3%
Financial Institutions, Inc.	11,000	208,450
Pacific Capital Bancorp	10,400	223,600
Westamerica Bancorporation	4,600	241,960

		674,010

Equity Securities - 92.8%	Shares	Value

Commercial Services & Supplies - 3.0%
FTI Consulting, Inc.*	2,300	$163,392
Schawk, Inc.	19,500	311,805

		475,197

Computers & Peripherals - 1.5%
Emulex Corp.*	14,100	228,984

Construction & Engineering - 5.1%
AECOM Technology Corp.*	12,700	330,327
Northwest Pipe Co.*	10,800	458,892

		789,219

Consumer Finance - 1.7%
Nelnet, Inc.	22,700	266,725

Diversified Consumer Services - 2.4%
Matthews International Corp.	7,600	366,700

Electrical Equipment - 8.9%
Baldor Electric Co.	11,500	322,000
Brady Corp.	13,700	457,991

II-VI, Inc.*	6,100	231,678
Superior Essex, Inc.*	13,600	382,432

		1,394,101

Electronic Equipment & Instruments - 3.7%
Coherent, Inc.*	13,600	379,304
NU Horizons Electronics Corp.*	30,400	190,912

		570,216

Energy Equipment & Services - 6.1%
Cal Dive International, Inc.*	21,400	222,132
Unit Corp.*	5,900	334,235
W-H Energy Services, Inc.*	5,800	399,330

		955,697

Health Care Equipment & Supplies - 4.7%
Orthofix International NV*	7,100	282,367
West Pharmaceutical Services, Inc.	10,200	451,146

		733,513

Health Care Providers & Services - 9.0%
AmSurg Corp.*	15,300	362,304
Bio-Reference Laboratories, Inc.*	12,900	340,947
Providence Service Corp.*	12,400	372,000
U.S. Physical Therapy, Inc.*	22,600	325,892

		1,401,143

Equity Securities - 92.8%	Shares	Value

Hotels, Restaurants & Leisure - 3.0%
Ambassadors Group, Inc.	16,600	$313,574
Pinnacle Entertainment, Inc.*	12,600	161,280

		474,854

Industrial Conglomerates - 2.0%
Teleflex, Inc.	6,500	310,115

IT Services - 3.7%
Online Resources Corp.*	33,400	321,308
Wright Express Corp.*	8,400	258,132

		579,440

Life Sciences - Tools & Services - 2.5%
Charles River Laboratories International, Inc.*	6,500	383,110

Machinery - 1.3%
RBC Bearings, Inc.*	5,500	204,215

Marine - 1.2%
Navios Maritime Holdings, Inc.	20,900	193,952

Media - 1.4%
Cinemark Holdings, Inc.	17,000	217,430

Oil, Gas & Consumable Fuels - 2.2%
Berry Petroleum Co.	7,400	344,026

Personal Products - 2.3%
Chattem, Inc.*	5,300	351,602

Pharmaceuticals - 2.1%
Sciele Pharma, Inc.*	16,400	319,800

Road & Rail - 1.5%
Knight Transportation, Inc.	6,837	112,537
Vitran Corp., Inc.*	8,100	115,587

		228,124

Software - 1.6%
i2 Technologies, Inc.*	22,300	251,098

Specialty Retail - 1.9%
Build-A-Bear Workshop, Inc.*	31,800	289,062

Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	10,800	293,328

Equity Securities - 92.8%	Shares	Value

Provident Financial Services, Inc.	13,100	$185,234

		478,562

Trading Companies & Distributors - 1.9%
Interline Brands, Inc.*	16,200	300,510

Total Equity Securities (Cost $15,305,443)		14,454,596

TOTAL INVESTMENTS (Cost $15,305,443) - 92.8%		14,454,596
Other assets and liabilities, net - 7.2%		1,128,316

Net ASSETS - 100%		$15,582,912

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of thirteen separate portfolios, eight of which are reported herein. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The MidCap Value (formerly Focused MidCap Value) and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2008, no securities were fair valued under the direction of the Board of Directors.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Money Market Portfolio Valuation	Investments
Inputs	in Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$124,279,427
Level 3 - Significant Unobservable Inputs	—
Total	$124,279,427

Income & Growth Portfolio Valuation	Investments
Inputs	in Securities
Level 1 - Quoted Prices	$102,738,440
Level 2 - Other Significant Observable Inputs	3,000,000
Level 3 - Significant Unobservable Inputs	—
Total	$105,738,440

Small Capitalization Portfolio Valuation	Investments
Inputs	in Securities
Level 1 - Quoted Prices	$36,343,965
Level 2 - Other Significant Observable Inputs	2,340,000
Level 3 - Significant Unobservable Inputs	—
Total	$38,683,965

MidCap Growth Portfolio Valuation	Investments
Inputs	in Securities
Level 1 - Quoted Prices	$69,964,838
Level 2 - Other Significant Observable Inputs	4,295,015
Level 3 - Significant Unobservable Inputs	—
Total	$74,259,853

Core Strategies Portfolio Valuation	Investments
Inputs	in Securities
Level 1 - Quoted Prices	$99,961,251
Level 2 - Other Significant Observable Inputs	9,400,000
Level 3 - Significant Unobservable Inputs	—
Total	$109,361,251

		Other
	Investments	Financial
Index 500 Portfolio Valuation Inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$74,263,435	($655)
Level 2 - Other Significant Observable Inputs	198,985	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$74,462,420	($655)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Investments
MidCap Value Portfolio Valuation Inputs	in Securities
Level 1 - Quoted Prices	$56,608,704
Level 2 - Other Significant Observable Inputs	1,200,000
Level 3 - Significant Unobservable Inputs	—
Total	$57,808,704

Small Company Equity Portfolio	Investments
Valuation Inputs	in Securities
Level 1 - Quoted Prices	$14,454,596
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$14,454,596

Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
New Accounting Pronouncements:
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2008, and net realized capital loss carryforwards as of December 31, 2007 with expiration dates:

	MONEY	INCOME &	SMALL	MIDCAP
	MARKET	GROWTH	CAPITALIZATION	GROWTH

Federal income tax cost	$124,279,427	$124,367,481	$37,705,425	$78,163,720

Unrealized appreciation	—	3,451,692	5,458,678	3,301,391
Unrealized (depreciation)	—	(22,080,733)	(4,480,138)	(7,205,258)

Net appreciation (depreciation)	—	($18,629,041)	$978,540	($3,903,867)

				SMALL
	CORE			COMPANY
	STRATEGIES	INDEX 500	MIDCAP VALUE	EQUITY

Federal income tax cost	$112,519,605	$78,309,477	$64,359,191	$15,321,887

Unrealized appreciation	6,833,324	17,939,180	3,363,213	1,346,881
Unrealized (depreciation)	(9,991,678)	(21,786,237)	(9,913,700)	(2,214,172)

Net appreciation (depreciation)	($3,158,354)	($3,847,057)	($6,550,487)	($867,291)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION	INCOME &	CORE	SMALL
DATE	GROWTH	STRATEGIES	CAPITALIZATION	INDEX 500

31-Dec-09	$6,521,238	—	$17,467,530	$3,249,995

31-Dec-10	—	$9,883,188	11,902,668	12,775,077

31-Dec-11	—	—	—	2,110,080
31-Dec-12	—	—	—	960,576

31-Dec-13	—	—	361,070	2,529,937
31-Dec-14	—	—	—	1,687,669

	$6,521,238	$9,883,188	$29,731,268	$23,313,334

MONEY
EXPIRATION DATE	MARKET

31-Dec-15	$952

$952

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Income & Growth’s use of net capital loss carryforwards acquired from Ameritas Growth Portfolio may be limited under certain tax provisions.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 28, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 28, 2008